Document and Entity (USD $)	12 Months Ended
	Jan. 01, 2011	Feb. 23, 2011	Jul. 02, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jan 1, 2011
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077
Current Fiscal Year End Date	--01-01
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		325,522,150
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Public Float			$ 11,600,000,000
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
CONSOLIDATED STATEMENTS OF EARNINGS
Net sales	$ 5,164,771	$ 4,681,273	$ 4,363,251
Cost of sales:
Cost of sales before special charges	1,382,235	1,219,624	1,105,938
Special charges	27,876	33,761	64,603
Total cost of sales	1,410,111	1,253,385	1,170,541
Gross profit	3,754,660	3,427,888	3,192,710
Selling, general and administrative expense	1,817,581	1,675,251	1,636,526
Research and development expense	631,086	559,766	531,799
Purchased in-process research and development charges	12,244	5,842	319,354
Special charges	16,500	73,983	49,984
Operating profit	1,277,249	1,113,046	655,047
Other income (expense), net	(68,446)	(55,653)	(74,279)
Earnings before income taxes	1,208,803	1,057,393	580,768
Income tax expense	301,367	280,167	227,750
Net earnings	$ 907,436	$ 777,226	$ 353,018
Net earnings per share:
Basic (in dollars per share)	$ 2.76	$ 2.28	$ 1.03
Diluted (in dollars per share)	$ 2.75	$ 2.26	$ 1.01
Weighted average shares outstanding:
Basic (in shares)	328,191	340,880	342,888
Diluted (in shares)	330,488	344,359	349,722

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010
Current Assets
Cash and cash equivalents	$ 500,336	$ 392,927
Accounts receivable, less allowances for doubtful accounts	1,331,210	1,170,579
Inventories	667,545	659,960
Deferred income taxes, net	196,599	164,738
Other current assets	216,458	172,002
Total current assets	2,912,148	2,560,206
Property, Plant and Equipment
Land, buildings and improvements	493,992	424,310
Machinery and equipment	1,377,768	1,188,614
Diagnostic equipment	352,589	336,492
Property, plant and equipment at cost	2,224,349	1,949,416
Less accumulated depreciation	(900,418)	(796,330)
Net property, plant and equipment	1,323,931	1,153,086
Goodwill	2,955,602	2,005,851
Other intangible assets, net	987,060	456,142
Other assets	387,707	250,526
TOTAL ASSETS	8,566,448	6,425,811
Current Liabilities
Current debt obligations	79,637	334,787
Accounts payable	297,551	132,543
Income taxes payable		13,498
Accrued expenses
Employee compensation and related benefits	320,323	269,293
Other	319,739	317,192
Total current liabilities	1,017,250	1,067,313
Long-term debt	2,431,966	1,587,615
Deferred income taxes, net	310,503	132,392
Other liabilities	435,058	314,940
Total liabilities	4,194,777	3,102,260
Commitments and Contingencies (Note 5)
Shareholders' Equity
Preferred stock
Common stock (329,018,166 and 324,537,581 shares issued and outstanding at January 1, 2011 and January 2, 2010, respectively)	32,902	32,454
Additional paid-in capital	156,126	5,860
Retained earnings	4,098,639	3,191,203
Accumulated other comprehensive income:
Cumulative translation adjustment	68,897	82,033
Unrealized gain on available-for-sale securities	15,107	12,001
Total shareholders' equity	4,371,671	3,323,551
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,566,448	$ 6,425,811

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Jan. 01, 2011	Jan. 02, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, shares issued	329,018,166	324,537,581
Common stock, shares outstanding	329,018,166	324,537,581

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance, Shares at Dec. 29, 2007	342,846,963
Balance, Value at Dec. 29, 2007	$ 34,285	$ 193,662	$ 2,632,214	$ 99,158	$ 2,959,319
Net earnings			353,018		353,018
Other comprehensive gain (loss):
Unrealized gain (loss) on available-for-sale securities, net of taxes				(6,268)	(6,268)
Unrealized loss on derivative financial instruments, net of taxes				(411)	(411)
Foreign currency translation adjustment, net of taxes				(87,777)	(87,777)
Other comprehensive income (loss)					(94,456)
Comprehensive income					258,562
Repurchases of common stock, Shares	(6,736,888)				(6,736,888)
Repurchases of common stock , Value	(674)	(291,724)	(7,602)		(300,000)
Stock-based compensation		52,935			52,935
Common stock issued under stock plans and other, net - Shares	8,319,532
Common stock issued under stock plans and other, net - Value	832	165,182			166,014
Common stock issued in connection with acquisition, Shares	902,665
Common stock issued in connection with acquisition, Value	90	36,621			36,711
Tax benefit from stock plans		62,365			62,365
Balance, Shares at Jan. 03, 2009	345,332,272
Balance, Value at Jan. 03, 2009	34,533	219,041	2,977,630	4,702	3,235,906
Net earnings			777,226		777,226
Other comprehensive gain (loss):
Unrealized gain (loss) on available-for-sale securities, net of taxes				5,865	5,865
Reclassification of realized loss on derivative financial instruments to net earnings, net of taxes				411	411
Foreign currency translation adjustment, net of taxes				83,056	83,056
Other comprehensive income (loss)					89,332
Comprehensive income					866,558
Repurchases of common stock, Shares	(27,154,078)				(27,154,078)
Repurchases of common stock , Value	(2,715)	(433,632)	(563,353)		(1,000,000)
Stock-based compensation		59,795			59,795
Common stock issued under stock plans and other, net - Shares	6,359,387
Common stock issued under stock plans and other, net - Value	636	125,620			126,256
Tax benefit from stock plans		35,036			35,036
Balance, Shares at Jan. 02, 2010	324,537,581				324,537,581
Balance, Value at Jan. 02, 2010	32,454	5,860	3,191,203	94,034	3,323,551
Net earnings			907,436		907,436
Other comprehensive gain (loss):
Unrealized gain (loss) on available-for-sale securities, net of taxes				6,187	6,187
Reclassification of realized gain on available-for-sale securities, net of taxes				(3,081)	(3,081)
Foreign currency translation adjustment, net of taxes				(13,136)	(13,136)
Other comprehensive income (loss)					(10,030)
Comprehensive income					897,406
Repurchases of common stock, Shares	(15,388,500)				(15,388,500)
Repurchases of common stock , Value	(1,539)	(623,712)			(625,251)
Stock-based compensation		69,586			69,586
Common stock issued under stock plans and other, net - Shares	6,293,732
Common stock issued under stock plans and other, net - Value	629	151,144			151,773
Common stock issued in connection with acquisition, Shares	13,575,353
Common stock issued in connection with acquisition, Value	1,358	532,289			533,647
Tax benefit from stock plans		20,959			20,959
Balance, Shares at Jan. 01, 2011	329,018,166				329,018,166
Balance, Value at Jan. 01, 2011	$ 32,902	$ 156,126	$ 4,098,639	$ 84,004	$ 4,371,671

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Unrealized gain (loss) on available-for-sale securities, taxes	$ 1,893	$ 3,369	$ (3,675)
Unrealized loss on derivative financial instruments, taxes			(247)
Reclassification of realized loss on derivative financial instruments taxes		247
Foreign currency translation adjustments, taxes	314	(173)	(4,281)
Reclassification of realized gain to net earnings	$ 1,848

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
OPERATING ACTIVITIES
Net earnings	$ 907,436	$ 777,226	$ 353,018
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	244,015	213,465	202,428
Amortization of debt discount	1,262	370	49,973
Inventory step-up amortization	8,797
Stock-based compensation	69,586	59,795	52,935
Excess tax benefits from stock-based compensation	(16,635)	(26,373)	(48,995)
Investment impairment charges	5,222	8,300	12,902
Gain on sale of investment	(4,929)
Purchased in-process research and development charges	12,244	5,842	319,354
Deferred income taxes	(33,629)	(14,058)	(50,362)
Other, net	17,446	11,982	87,833
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(123,300)	(39,090)	(92,301)
Inventories	42,318	(104,463)	(73,763)
Other current assets	(30,921)	10,303	(19,996)
Accounts payable and accrued expenses	163,564	(65,100)	68,366
Income taxes payable	11,896	30,676	84,200
Net cash provided by operating activities	1,274,372	868,875	945,592
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(304,901)	(326,408)	(343,912)
Business acquisition payments, net of cash acquired	(679,022)	(129,507)	(490,027)
Proceeds from sale of investments	8,429
Other investing activities, net	(104,890)	(34,670)	(37,134)
Net cash used in investing activities	(1,080,384)	(490,585)	(871,073)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued	151,773	126,256	166,014
Excess tax benefits from stock-based compensation	16,635	26,373	48,995
Common stock repurchased, including related costs	(590,793)	(1,000,000)	(300,000)
Borrowings under debt facilities	1,188,518	11,151,754	967,622
Payments under debt facilities	(852,686)	(10,435,079)
Repayment of convertible debentures			(1,205,124)
Net cash used in financing activities	(86,553)	(130,696)	(322,493)
Effect of currency exchange rate changes on cash and cash equivalents:	(26)	8,890	(4,677)
Net increase (decrease) in cash and cash equivalents	107,409	256,484	(252,651)
Cash and cash equivalents at beginning of year	392,927	136,443	389,094
Cash and cash equivalents at end of year	500,336	392,927	136,443
Supplemental Cash Flow Information
Income taxes	308,062	225,062	211,860
Interest	62,875	24,549	21,712
Noncash investing activities:
Issuance of stock in connection with acquisitions	$ 533,647		$ 36,711

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Company Overview: St. Jude Medical, Inc., together with its subsidiaries (St. Jude Medical or the Company) develops, manufactures and distributes cardiovascular medical devices for the global cardiac rhythm management, cardiology, cardiac surgery and atrial fibrillation therapy areas and implantable neurostimulation devices for the management of chronic pain. The Company's four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF) and Neuromodulation (NMD). The Company's principal products in each operating segment are as follows: CRM – tachycardia implantable cardioverter defibrillator systems (ICDs) and bradycardia pacemaker systems (pacemakers); CV – vascular closure devices, heart valve replacement and repair products, pressure measurement guidewires, coronary imaging technology and structural heart defect and vascular abnormality devices; AF – electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation devices. The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2010 and 2009 consisted of 52 weeks and ended on January 1, 2011 and January 2, 2010, respectively. Fiscal year 2008 consisted of 53 weeks and ended on January 3, 2009, with the additional week reflected in the Company's fourth quarter 2008 results.

Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.

Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.

The following table summarizes the components of the balance of the Company's available-for-sale securities at January 1, 2011 and January 2, 2010 (in thousands):

	January 1, 2011	January 2, 2010
Adjusted cost	$9,116	$12,122
Gross unrealized gains	24,988	19,797
Gross unrealized losses	(359)	(208)
Fair value	$33,745	$31,711

Available-for-sale securities are recorded at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recorded in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2010, the Company sold an available-for-sale security, recognizing a realized after-tax gain of  $3.1 million. The total pre-tax gain of  $4.9 million was recognized as other income (see Note 9). There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal years 2009 or 2008. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made. In 2008, the Company recognized a pre-tax impairment charge of  $0.7 million in other expense related to a decline in the fair value of an available-for-sale security that was deemed other-than-temporary. No available-for-sale security impairment losses were recognized during fiscal years 2010 or 2009.

The Company's investments in mutual funds are recorded at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).

Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. The allowance for doubtful accounts was  $35.4 million and  $34.9 million at January 1, 2011 and January 2, 2010, respectively.

Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in thousands):

	January 1, 2011	January 2, 2010
Finished goods	$466,191	$460,600
Work in process	62,607	60,702
Raw materials	138,747	138,658
	$667,545	$659,960

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 to 39 years for buildings and improvements, three to seven years for machinery and equipment and three to five years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes.

Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. The Company has four reporting units as of January 1, 2011, consisting of its four operating segments (see Note 14). The Company tests goodwill for impairment using a two-step process. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2010, 2009 and 2008, the Company completed its annual goodwill impairment test and identified no impairment associated with the carrying values of goodwill.

Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from 3 to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.

The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. Prior to 2009, the Company expensed the value attributed to any IPR&D acquired in a business acquisition. Effective in fiscal year 2009, all IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The Company's 2009 adoption of ASC Topic 805 did not change the Company's accounting policy with respect to asset purchases. In many cases, the purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. Accordingly, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed.

The Company also reviews other intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment. If the carrying value of other intangible assets exceeds the related undiscounted future cash flows, the carrying value is written down to fair value in the period identified. In assessing fair value, the Company generally utilizes present value cash flow calculations using an appropriate risk-adjusted discount rate. In 2008, the Company recorded a  $37.0 million impairment charge to write down purchased technology intangible assets associated with its 2005 Velocimed LLC (Velocimed) acquisition and a  $1.7 million impairment charge to write off Advanced Neuromodulation Systems, Inc. (ANS) tradename intangible assets. There was no impairment of intangible assets during fiscal year 2010 or 2009. Refer to Note 8 for further detail regarding these impairment charges.

Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2010 and 2009 were as follows (in thousands):

	2010	2009
Balance at beginning of year	$19,911	$15,724
Warranty expense recognized	7,442	6,627
Warranty credits issued	(2,226)	(2,440)
Balance at end of year	$25,127	$19,911

Product Liability: As a result of higher costs and increasing coverage limitations, effective June 16, 2009, the Company ceased purchasing product liability insurance. Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recorded when it is probable that a recovery will be realized.

Litigation: The Company accrues a liability for costs related to claims, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.

Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on sales terms and historical experience.

Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.

Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.

The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.

Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.

The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2010, 2009, and 2008 (in thousands, except per share amounts):

	2010	2009	2008
Numerator:
Net earnings	$907,436	$777,226	$353,018

Denominator:
Basic weighted average shares outstanding	328,191	340,880	342,888
Dilutive options and restricted stock	2,297	3,479	6,834
Diluted weighted average shares outstanding	330,488	344,359	349,722
Basic net earnings per share	$2.76	$2.28	$1.03
Diluted net earnings per share	$2.75	$2.26	$1.01

Approximately 18.3 million, 22.8 million and 15.0 million shares of common stock subject to employee stock options, restricted stock awards and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2010, 2009 and 2008, respectively.

Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates. Gains and losses from translation of net assets of foreign operations, net of related income taxes, are recorded in accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedging transaction.

The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.

The Company has periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recorded to other current assets, other assets, other accrued expenses or other liabilities, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. Payments made or received under the swap contract are recorded to interest expense. The Company has also periodically entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, the change in the fair value of the interest rate swap is recorded to interest expense and the equivalent amount is reflected as a change in the carrying value of the fixed-rate borrowings, offsetting interest expense.

New Accounting Pronouncements: The Company adopted new accounting standards in fiscal year 2010, the impacts of which have been reflected in the 2010 consolidated financial statements and historical consolidated financial statements, as applicable.

In October 2009, the Financial Accounting Standards Board (FASB) updated the revenue recognition accounting guidance of FASB Accounting Standards Codification (ASC) Topic 605, Revenue Recognition, relating to the accounting for revenue arrangements that involve more than one deliverable or unit of accounting. The updated guidance allows companies to allocate arrangement consideration in multiple deliverable arrangements in a manner that better reflects the economics of the transaction by revising certain thresholds for separation, and providing criteria for allocation of revenue among deliverables. The FASB also updated the scope of the revenue recognition accounting guidance of FASB ASC Topic 985, Software, removing both non-software components and certain software components of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The updated accounting guidance was effective for annual periods beginning after June 15, 2010. Early adoption was permitted and may be prospective or retrospective. In the first quarter of 2010, the Company elected to adopt both accounting guidance updates prospectively, effective January 3, 2010. The Company's adoption did not have a material impact during 2010.

In December 2009, the FASB issued Accounting Standards Update (ASU) 2009-17, Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 requires a qualitative approach to identifying a controlling financial interest in a variable interest entity (VIE), and requires ongoing assessment of whether an entity is a VIE and whether an interest in a VIE makes the holder the primary beneficiary of the VIE. The adoption of ASU 2009-17 in January 2010 did not have a material impact on the Company's consolidated financial statements.

In January 2010, the FASB issued ASU 2010-6, Fair Value Measurements and Disclosures (ASC Topic 820): Improving Disclosures about Fair Value Measurements, which requires reporting entities to make new disclosures about recurring or nonrecurring fair value measurements including (i) significant transfers into and out of Level 1 and Level 2 fair value measurements and (ii) information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. ASU 2010-6 was effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the additional disclosures required for Level 1 and Level 2 fair value measurements in the first quarter of 2010 (see Note 13). The Company adopted Level 3 disclosures beginning in the first quarter of 2011.

ACQUISITION AND MINORITY INVESTMENT	12 Months Ended
Jan. 01, 2011
ACQUISITION AND MINORITY INVESTMENT
ACQUISITION AND MINORITY INVESTMENT

NOTE 2 – ACQUISITIONS AND MINORITY INVESTMENT

The Company made acquisitions during 2010, 2009 and 2008; the more significant acquisitions are described below. The results of operations of businesses acquired have been included in the Company's consolidated results of operations since the dates of acquisition. Pro forma results of operations have not been presented for these acquisitions since the effects of these business acquisitions were not material to the Company either individually or in the aggregate.

Fiscal Year 2010

LightLab Imaging, Inc: On July 6, 2010, the Company completed its acquisition of LightLab Imaging, Inc. (LightLab Imaging) for  $92.8 million in net cash consideration. The Company recorded direct transaction costs of  $1.4 million. LightLab Imaging is based in Westford, Massachusetts and develops, manufactures and markets Optical Coherence Tomography (OCT) for coronary imaging applications. OCT is a high resolution diagnostic coronary imaging technology that complements the Fractional Flow Reserve (FFR) technology acquired by the Company as part of the Radi Medical Systems AB (Radi Medical Systems) acquisition in December 2008.

The goodwill recorded as a result of the LightLab Imaging acquisition is deductible for income tax purposes and was entirely allocated to the Cardiovascular operating segment. The goodwill represents the strategic benefits of growing our Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of LightLab Imaging, the Company recorded  $39.6 million of developed and core technology intangible assets that have an estimated useful life of 15 years and capitalized acquired IPR&D of  $14.3 million. The acquired IPR&D was recorded at fair value and capitalized as an indefinite-lived intangible asset. The aggregate LightLab Imaging purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition.

AGA Medical, Inc: On November 18, 2010 the Company completed its acquisition of AGA Medical Holdings, Inc. (AGA Medical), acquiring all of the outstanding shares of AGA Medical (NASDAQ: AGAM) for  $20.80 per share in a cash and stock transaction valued at  $1.1 billion (which consisted of  $549.4 million in net cash consideration and 13.6 million shares of St. Jude Medical common stock). The transaction was consummated through an exchange offer followed by a merger. The Company recorded direct transaction costs of  $15.0 million and assumed debt of  $197.0 million that was paid off at closing. The AGA Medical acquisition will expand the Company's current cardiovascular product portfolio and future product pipeline to treat structural heart defects and vascular abnormalities through minimally invasive transcatheter treatments. AGA Medical is based in Plymouth, Minnesota.

The goodwill recorded as a result of the AGA Medical acquisition is not deductible for income tax purposes and was allocated entirely to the Company's Cardiovascular operating segment. The goodwill represents the strategic benefits of growing our Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of AGA Medical, the Company capitalized  $372.0 million of developed and core technology intangible assets,  $120.0 million of IPR&D and  $48.8 million of trademark intangible assets. The estimated useful lives of the developed and core technology intangible assets range from 12 to15 years. Both the IPR&D and trademark assets have been recorded as indefinite-lived intangible assets. The aggregate AGA Medical purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as a result of the significant business acquisitions made by the Company in fiscal year 2010 (in thousands):

	LightLab Imaging	AGA Medical	Total
Current assets	$15,424	$96,936	$112,360
Deferred income taxes, net	4,240	13,038	17,278
Goodwill	40,543	880,679	921,222
Other intangible assets	39,640	420,800	460,440
Acquired IPR&D	14,270	120,000	134,270
Other long-term assets	2,219	45,007	47,226
Total assets acquired	116,336	1,576,460	1,692,796

Current liabilities	23,555	62,154	85,709
Deferred income taxes, net	—	195,477	195,477
Other long-term liabilities	—	235,756	235,756
Net assets acquired	$92,781	$1,083,073	$1,175,854

Cash paid, net of cash acquired	92,781	549,426	642,207
Non-cash (SJM shares at fair value)	—	533,647	533,647
Net assets acquired	$92,781	$1,083,073	$1,175,854

Fiscal Year 2008

EP MedSystems, Inc.: On July 3, 2008, the Company completed the acquisition of EP MedSystems, Inc. (EP MedSystems) for  $95.7 million (consisting of  $59.0 million in net cash consideration and direct acquisition costs and 0.9 million shares of St. Jude Medical common stock). EP MedSystems had been publicly traded on the NASDAQ Capital Market under the ticker symbol EPMD. EP MedSystems was based in West Berlin, New Jersey and developed, manufactured and marketed medical devices for the electrophysiology market which are used for visualization, diagnosis and treatment of heart rhythm disorders. The Company acquired EP MedSystems to strengthen its portfolio of products used to treat heart rhythm disorders.

The goodwill recorded as a result of the EP MedSystems acquisition is not deductible for income tax purposes and was allocated entirely to the Company's Atrial Fibrillation operating segment. The goodwill represents the strategic benefits of growing our Atrial Fibrillation product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of EP MedSystems, the Company recorded  $17.0 million of developed and core technology intangible assets and  $3.3 million of customer relationship intangible assets that both have estimated useful lives of 7 to 10 years. The aggregate EP MedSystems purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. During 2009, the Company finalized the EP MedSystems purchase price allocation and recorded a  $3.3 million net decrease to goodwill. The impacts of finalizing the purchase price allocation were not material.

Radi Medical Systems AB: On December 19, 2008, the Company completed the acquisition of Radi Medical Systems for  $248.9 million in net cash consideration, including direct acquisition costs. Radi Medical Systems is based in Uppsala, Sweden and develops, manufactures and markets products that provide precise measurements of intravascular pressure during a cardiovascular procedure and compression systems that arrest bleeding of the femoral and radial arteries following an intravascular medical device procedure. The Company acquired Radi Medical Systems to accelerate its cardiovascular growth platform in these two segments of the cardiovascular medical device market in which the Company previously had not participated.

The goodwill recognized as a result of the Radi Medical Systems acquisition is not deductible for income tax purposes and was allocated entirely to the Company's Cardiovascular operating segment. The goodwill represents the strategic benefits of growing our Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of Radi Medical Systems, the Company recorded  $46.0 million of developed and core technology intangible assets that have estimated useful lives of 8 to 10 years. During 2009, the Company finalized the Radi Medical Systems purchase price allocation and recorded a  $3.3 million net decrease to goodwill. The impacts of finalizing the purchase price allocation were not material.

MediGuide, Inc.: On December 22, 2008, the Company completed the acquisition of MediGuide, Inc. (MediGuide), a development stage company, for  $285.2 million in net cash consideration, which included additional cash consideration payments of approximately  $145.1 million and direct acquisition costs. The additional cash consideration payments consisted of a  $113.8 million payment paid in November 2009 and a  $31.3 million payment paid in April 2010. The final cash payment was held as security for potential indemnification obligations of MediGuide. MediGuide was a development-stage company based in Haifa, Israel and has been focused on developing a Medical Positioning System (gMPSTM) technology that provides localization and tracking capability for interventional medical devices. As MediGuide was a development-stage company, the excess of the purchase price over the fair value of the net assets acquired was allocated to IPR&D, the principal technology acquired.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as a result of the significant business acquisitions (EP MedSystems and Radi Medical Systems) and asset acquisition (MediGuide) made by the Company in fiscal year 2008 (in thousands):

	EP MedSystems	Radi Medical Systems	MediGuide	Total
Current assets	$8,506	$21,224	$132	$29,862
Goodwill	69,719	219,428	—	289,147
Other intangible assets	20,250	46,000	—	66,250
IPR&D	—	—	306,202	306,202
Deferred income taxes, net	17,213	—	—	17,213
Other long-term assets	1,101	6,629	408	8,138
Total assets acquired	$116,789	$293,281	$306,742	$716,812

Current liabilities	21,084	$31,405	21,580	74,069
Deferred income taxes, net	—	12,930	—	12,930
Net assets acquired	$95,705	$248,946	$285,162	$629,813

Cash paid, net of cash acquired	$58,994	$248,946	$140,104	$448,044
Non-cash (SJM shares at fair value)	36,711	—	—	36,711
Future cash consideration	—	—	145,058	145,058
Net assets acquired	$95,705	$248,946	$285,162	$629,813

Minority Investment: During 2010, the Company made an equity investment of  $60.0 million in CardioMEMS, Inc. (CardioMEMS), a privately-held company that is focused on the development of a wireless monitoring technology that can be placed directly into the pulmonary artery to assess cardiac performance via measurement of pulmonary artery pressure. The investment agreement resulted in a 19% ownership interest and provided the Company with the exclusive right, but not the obligation, to acquire CardioMEMS for an additional payment of  $375 million during the period that extends through the completion of certain commercialization milestones. The equity investment and allocated value of the fixed price purchase option are being carried at cost.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Jan. 01, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 3 – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for each of the Company's reportable segments for the fiscal years ended January 1, 2011 and January 2, 2010 were as follows (in thousands):

	CRM/NMD	CV/AF	Total
Balance at January 3, 2009	$1,190,851	$793,715	$1,984,566
EP Medsystems	—	(3,261)	(3,261)
Radi Medical Systems	—	(3,265)	(3,265)
Foreign currency translation and other	27,478	333	27,811
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in thousands):

	January 1, 2011		January 2, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived intangible assets:
Purchased technology and patents	$910,035	$208,362	$506,893	$171,760
Customer lists and relationships	184,327	100,608	182,368	81,129
Trademarks and tradenames	24,370	7,431	24,286	6,336
Licenses, distribution agreements and other	6,170	4,511	5,693	3,873
	$1,124,902	$320,912	$719,240	$263,098

Indefinite-lived intangible assets:
Acquired IPR&D	$134,270		$—
Trademarks and tradenames	48,800		—
	$183,070		$—

Amortization expense of other intangible assets was  $63.3 million,  $58.5 million and  $53.4 million for fiscal years 2010, 2009 and 2008, respectively. In 2008, the Company recorded a  $37.0 million impairment charge to write down purchased technology intangible assets associated with its 2005 Velocimed acquisition and a  $1.7 million impairment charge to write off its ANS tradename intangible assets (see Note 8). There was no impairment charges recognized during fiscal years 2010 or 2009.

The following table presents expected future amortization expense for amortizable intangible assets. Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in thousands):

	2011	2012	2013	2014	2015	After 2015
Amortization expense	$93,829	$91,431	$89,820	$86,865	$76,774	$365,271

DEBT	12 Months Ended
Jan. 01, 2011
DEBT
DEBT

NOTE 4 – DEBT

The Company's debt consisted of the following (in thousands):

	January 1, 2011	January 2, 2010
2.20% senior notes due 2013	$467,168	$—
3.75% senior notes due 2014	699,248	699,036
2.50% senior notes due 2016	489,496	—
4.875% senior notes due 2019	494,563	493,927
1.58% Yen-denominated senior notes due 2017	99,737	—
2.04% Yen-denominated senior notes due 2020	156,254	—
1.02% Yen-denominated notes due 2010	—	226,787
Yen-denominated term loan due 2011	79,637	70,652
3-year unsecured term loan	—	432,000
Commercial paper borrowings	25,500	—
Total debt	2,511,603	1,922,402
Less: current debt obligations	79,637	334,787
Long-term debt	$2,431,966	$1,587,615

Expected future minimum principal payments under the Company's debt obligations are as follows:  $79.6 million in 2011;  $450.0 million in 2013;  $700.0 million in 2014; and  $1,281.5 million in years thereafter.

Senior notes due 2013: On March 10, 2010, the Company issued  $450.0 million principal amount of 3-year, 2.20% unsecured senior notes (2013 Senior Notes) that mature in September 2013. The majority of the net proceeds from the issuance of the 2013 Senior Notes was used to retire the Company's 3-year unsecured term loan due 2011. Interest payments are required on a semi-annual basis. The 2013 Senior Notes were issued at a discount, yielding an effective interest rate of 2.23% at issuance. The Company may redeem the 2013 Senior Notes at any time at the applicable redemption price. The debt discount is being amortized as interest expense through maturity.

Concurrent with the issuance of the 2013 Senior Notes, the Company entered into a 3-year,  $450.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of  $19.3 million. The gain from terminating the interest rate swap agreement is being amortized as a reduction of interest expense over the remaining life of the 2013 Senior Notes resulting in a net average interest rate of 0.8% that will be recognized over the remaining term of the 2013 Senior Notes. The cash receipt from the termination of the interest rate swap has been classified as an operating cash flow in the Consolidated Statements of Cash Flows.

Senior notes due 2014: On July 28, 2009, the Company issued  $700.0 million principal amount, 5-year, 3.75% unsecured senior notes (2014 Senior Notes) that mature in July 2014. Interest payments are required on a semi-annual basis. The 2014 Senior Notes were issued at a discount, yielding an effective interest rate of 3.78% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2014 Senior Notes at any time at the applicable redemption price.

Senior notes due 2016: On December 1, 2010, the Company issued  $500.0 million principal amount of 5-year, 2.50% unsecured senior notes (2016 Senior Notes) that mature in January 2016. The majority of the net proceeds from the issuance of the 2016 Senior Notes was used for general corporate purposes including the repurchase of the Company's common stock. Interest payments are required on a semi-annual basis. The 2016 Senior Notes were issued at a discount, yielding an effective interest rate of 2.54% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2016 Senior Notes at any time at the applicable redemption price.

Concurrent with the issuance of the 2016 Senior Notes, the Company entered into a 5-year,  $500.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2016 Senior Notes. As of January 1, 2011, the fair value of the swap was a  $10.0 million liability which was classified as other liabilities on the consolidated balance sheet, with a corresponding adjustment to the carrying value of the 2016 Senior Notes. Refer to Note 13 for additional information regarding the interest rate swap.

Senior notes due 2019: On July 28, 2009, the Company issued  $500.0 million principal amount, 10-year, 4.875% unsecured senior notes (2019 Senior Notes) that mature in July 2019. Interest payments are required on a semi-annual basis. The 2019 Senior Notes were issued at a discount, yielding an effective interest rate of 5.04% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2019 Senior Notes at any time at the applicable redemption price.

1.58% Yen-denominated senior notes due 2017: On April 28, 2010, the Company issued 7-year, 1.58% unsecured senior notes in Japan (1.58% Yen Notes) totaling 8.1 billion Yen (the equivalent of  $99.7 million at January 1, 2011). The net proceeds from the issuance of the 1.58% Yen Notes were used to repay the 1.02% Yen Notes. The principal amount of the 1.58% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2017.

2.04% Yen-denominated senior notes due 2020: On April 28, 2010, the Company issued 10-year, 2.04% unsecured senior notes in Japan (2.04% Yen Notes) totaling 12.8 billion Yen (the equivalent of  $156.3 million at January 1, 2011). The net proceeds from the issuance of the 2.04% Yen Notes were used to repay the 1.02% Yen-denominated notes that matured May 7, 2010 (1.02% Yen Notes). The principal amount of the 2.04% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2020.

Yen-denominated term loan due 2011: In December 2008, the Company entered into a 3-year, Yen-denominated unsecured term loan in Japan (Japan Term Loan) totaling 8.0 billion Japanese Yen. In December 2009, the Company voluntarily repaid 1.5 billion Japanese Yen, resulting in an outstanding balance of 6.5 billion Japanese Yen (the equivalent of  $79.6 million at January 1, 2011 and  $70.7 million at January 2, 2010). The Company can initiate future borrowings up to the 8.0 billion Japan Term Loan amount. The principal amount reflected on the consolidated balance sheet fluctuates based on the effects of foreign currency translation. The borrowings bear interest at the Yen LIBOR plus 0.4%. Interest payments are required on a semi-annual basis and the entire principal balance is due in December 2011.

Other available borrowings: In December 2010, the Company entered into a 4-year,  $1.5 billion unsecured committed credit facility (Credit Facility) that it may draw on for general corporate purposes and to support its commercial paper program. The Credit Facility expires on February 28, 2015. Borrowings under the Credit Facility bear interest initially at LIBOR plus 0.875%, subject to adjustment in the event of a change in the Company's credit ratings. The Credit Facility replaces the Company's previous  $1.0 billion credit facility that was scheduled to expire in December 2011. As of January 1, 2011 and January 2, 2010, the Company had no outstanding borrowings under either credit facility.

The Company's commercial paper program provides for the issuance of short-term, unsecured commercial paper with maturities up to 270 days. The Company began issuing commercial paper during November 2010 and had an outstanding commercial paper balance of  $25.5 million as of January 1, 2011. During 2010, the Company's weighted average effective interest rate on our outstanding commercial paper borrowings was 0.27%. The Company had no commercial paper borrowings outstanding as of January 2, 2010. Any future commercial paper borrowings would bear interest at the applicable then-current market rates. The Company classifies all of its commercial paper borrowings as long-term debt, as the Company has the ability to repay any short-term maturity with available cash from its existing long-term, committed Credit Facility.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jan. 01, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows:  $41.0 million in 2011;  $34.3 million in 2012;  $28.1 million in 2013;  $21.7 million in 2014;  $17.0 million in 2015; and  $8.4 million in years thereafter. Rent expense under all operating leases was  $36.3 million,  $33.5 million and  $28.6 million in fiscal years 2010, 2009 and 2008, respectively.

Litigation

Silzone® Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone® coating, which we stopped selling in January 2000. Some of these claimants allege bodily injuries as a result of an explant or other complications, which they attribute to these products. Others, who have not had their Silzone-coated heart valve explanted, seek compensation for past and future costs of special monitoring they allege they need over and above the medical monitoring of all other replacement heart valve patients. Some of the lawsuits seeking the cost of monitoring have been initiated by patients who are asymptomatic and who have no apparent clinical injury to date. The Company has vigorously defended against the claims that have been asserted and expects to continue to do so with respect to any remaining claims. While the Company has a small number of individual Silzone claims outstanding, the Company's historical experience with similar cases and the Company's expectations for these specific claims are that it will be able to resolve them at minimal, if any, cost to the Company.

The Company has resolved class action complaints in British Columbia and Quebec. As part of the British Columbia settlement, the Company made a  $2.1 million payment in March 2010. As part of the Quebec settlement, the Company made a  $5.7 million payment in April 2010. The Quebec settlement also resolved the claim raised by the Quebec Provincial health insurer seeking to recover the cost of insured services furnished or to be furnished to class members in the Quebec class action. These settlement payments were reimbursed to the Company by its legacy product liability insurance carriers.

The Company has two outstanding class action cases in Ontario and one individual case in British Columbia by the Provincial health insurer. In Ontario, a class action case involving Silzone patients has been certified, and the trial began in February 2010. A second case seeking class action status in Ontario has been stayed pending resolution of the ongoing Ontario class action. The complaints in the Ontario cases request damages up to 2.0 billion Canadian Dollars (the equivalent of  $1.9 billion at January 1, 2011). Based on the Company's historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed. The British Columbia Provincial health insurer has a lawsuit seeking to recover the cost of insured services furnished or to be furnished to class members in the British Columbia class action resolved in 2010, and that lawsuit remains pending in the British Columbia court.

The Company has recorded an accrual for probable legal costs, settlements and judgments for Silzone related litigation. The Company is not aware of any unasserted claims related to Silzone-coated products. For all Silzone legal costs incurred, the Company records insurance receivables for the amounts that it expects to recover. Any costs (the material components of which are settlements, judgments, legal fees and other related defense costs) not covered by the Company's product liability insurance policies or existing reserves could be material to the Company's consolidated earnings, financial position and cash flows. The following table summarizes the Company's Silzone legal accrual and related insurance receivable at January 1, 2011 and January 2, 2010 (in thousands):

	January 1, 2011	January 2, 2010
Silzone legal accrual	$24,032	$23,326
Silzone insurance receivable	$12,799	$42,538

Part of the Company's legacy product liability insurance for Silzone claims consisted of a  $50.0 million layer of insurance covered by American Insurance Company (AIC). In December 2007, AIC had initiated a lawsuit in Minnesota Federal District Court seeking a court order declaring that it is not required to provide coverage for a portion of the Silzone litigation defense and indemnity expenses incurred by the Company. This matter was resolved in December 2010 when AIC remitted a  $50.0 million payment in settlement of all of the then pending litigation and as payment for full exhaustion of its  $50.0 million layer of insurance. The payment was applied to the  $50.0 million receivable from AIC the Company had recorded for the amount it expected to recover.

Part of the Company's final layer of insurance was covered by Lumberman's Mutual Casualty Insurance, a unit of the Kemper Insurance Companies (collectively referred to as Kemper). Kemper is currently in "run off," which means it is no longer issuing new policies, and therefore, is not generating any new revenue that could be used to cover claims made under previously-issued policies. In September 2010, Kemper agreed to settle its future insurance obligations with the Company, the amount of which was not material.

The Company's remaining insurance for Silzone claims consists of  $30 million of coverage with other insurance carriers. To the extent that the Company's future Silzone costs and expenses exceed our remaining insurance coverage, the Company would be responsible for such costs. The Company has not accrued for any potential losses relating to future costs as they are not probable or reasonably estimable at this time.

Volcano Corporation & LightLab Imaging Litigation: The Company's recently acquired subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Superior Court of Massachusetts and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a period of years.

After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute that prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company  $4.5 million as reimbursement of its attorneys' fees, and the Court assessed double damages against Volcano and Asxun making the total award to LightLab Imaging  $5.1 million. The Court also issued certain injunctions against Volcano and Axsun when it entered its final judgment.

In Delaware, Axsun and Volcano commenced an action in February 2010 against LightLab Imaging, seeking a declaration as to whether Axsun may supply a certain light source for use in OCT imaging systems to Volcano. Axsun's and Volcano's position is that this light source is not a tunable laser and hence falls outside Axsun's exclusivity obligations to Volcano. LightLab Imaging's position, among other things, is that this light source is a tunable laser. The parties are presently involved in expedited discovery, and a trial is presently expected to commence in the second quarter of 2011.

Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. The suit involves five patents and seeks injunctive relief and monetary damages. The infringed patents are used for the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008. In September 2010, Volcano filed counterclaims against the Company, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe three Volcano patents. The Company believes the assertions and claims made by Volcano are without merit. Trial in this case is scheduled for October 2012.

Securities Class Action Litigation: On March 18, 2010, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the Company failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for CRM devices. Class members allege that the Company's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. The Company intends to vigorously defend against the claims asserted in this lawsuit. In October 2010, the Company filed a motion to dismiss the lawsuit, which is scheduled to be heard by the District Court in early April 2011.

Derivative Litigation: In September 2010, two separate derivative actions involving the Company were filed in the United States District Court for the District of Minnesota. In both of these matters, the defendants consist of members (or former members) of St. Jude Medical's Board of Directors (the Board) as well as various officers and former officers of the Company. The plaintiffs in these actions are asserting breach of fiduciary duty claims against the named defendants for their purported failure to stop the alleged underlying conduct (which relates to the contents of qui tam actions filed in Ohio and Massachusetts). In October 2010, the plaintiffs filed a motion before the Judicial Panel on MultiDistrict Litigation requesting that the two cases be transferred to the District of Massachusetts and consolidated with what they claim are related actions there. St. Jude Medical intends to oppose the transfer request and to vigorously defend against the claims asserted in these two derivative lawsuits. Under the existing schedule, the plaintiffs are to file their consolidated complaint in March 2011.

Regulatory Matters

The FDA inspected the Company's manufacturing facility in Minnetonka, Minnesota at various times between December 8 and December 19, 2008. On December 19, 2008, the FDA issued a Form 483 identifying certain observed non-conformity with current Good Manufacturing Practice (cGMP) primarily related to the manufacture and assembly of the SafireTM ablation catheter with a 4 mm or 5 mm non-irrigated tip. Following the receipt of the Form 483, the Company's AF division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address the FDA's observations of non-conformity. The Company subsequently received a warning letter dated April 17, 2009 from the FDA relating to these non-conformities with respect to this facility.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain observed nonconformities with cGMP. Following the receipt of the Form 483, the Company's Neuromodulation division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these non-conformities with respect to its Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.

With respect to each of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.

On April 23, 2010, the FDA issued a warning letter based upon a July 29, 2009 inspection of our Sunnyvale, California facility and a review of our website. The warning letter cites the Company for its promotion and marketing of the Epicor™ LP Cardiac Ablation System and the Epicor UltraCinch LP Ablation Device based on certain statements made in the Company's marketing materials. The Company is working cooperatively with the FDA to resolve all of its concerns. The warning letter is not expected to have any material impact on the Company's business.

Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.

Other Matters

Boston U.S. Attorney Investigation: In October 2005, the U.S. Department of Justice (DOJ), acting through the U.S. Attorney's office in Boston, commenced an industry-wide investigation into whether the provision of payments and/or services by makers of ICDs and pacemakers to doctors or other persons constitutes improper inducements under the federal health care program anti-kickback law. In January 2011, without an admission of liability, the Company agreed to settle this matter and paid  $16.5 million.

In December 2008, the U.S. Attorney's Office in Boston delivered a subpoena issued by the U.S. Department of Health and Human Services, Office of the Inspector General (OIG) requesting the production of documents relating to implantable cardiac rhythm device and pacemaker warranty claims. The Company has been cooperating with the investigation.

U.S. Department of Justice - Civil Investigative Demand: In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the U.S. Department of Justice. The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for ICDs and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of our major competitors. The Company is cooperating with the investigation and is continuing to work with the U.S. Department of Justice in responding to the CID.

AGA Securities Class Action : In connection with the acquisition of AGA Medical, the Company, in addition to AGA Medical and other defendants, has been named as a defendant in two putative stockholder class action complaints, one filed in the Fourth Judicial District Court of Minnesota on October 27, 2010 and the other filed in the Delaware Court of Chancery of October 28, 2010. The plaintiffs in the complaints allege, among other claims, that AGA Medical's directors breached their fiduciary duties to AGA Medical's stockholders by accepting an inadequate price, failing to make full disclosure and utilizing unreasonable deal protection devices and further alleges that AGA Medical and the Company aided and abetted the purported breaches of fiduciary duty. The complaints seek injunctive relief, including to enjoin the transaction, in addition to unspecified compensatory damages, attorneys' fees, other fees and costs and other relief. On November 8, 2010, the parties to this action entered into a memorandum of understanding (MOU) to settle the litigation, the amount of which was not material. The settlement contemplated by the MOU is subject to several conditions, including the negotiation and execution of a stipulation of settlement and the approval of the Delaware Court of Chancery.

The Company is also involved in various other lawsuits, claims and proceedings that arise in the ordinary course of business.

SHAREHOLDERS' EQUITY	12 Months Ended
Jan. 01, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 6 – SHAREHOLDERS' EQUITY

Capital Stock: The Company's authorized capital consists of 25 million shares of  $1.00 per share par value preferred stock and 500 million shares of  $0.10 per share par value common stock. There were no shares of preferred stock issued or outstanding during 2010, 2009 or 2008.

Share Repurchases: On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to  $600.0 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional  $300.0 million of share repurchases as part of this share repurchase program. Through January 1, 2011, the Company had repurchased 15.4 million shares for  $625.3 million at an average repurchase price of  $40.63 per share. The Company continued repurchasing shares in 2011 and completed the repurchases under the program on January 20, 2011, repurchasing a program total of 22.0 million shares for  $900.0 million at an average repurchase price of  $40.87 per share.

In October 2009, the Company's Board of Directors authorized a share repurchase program of up to  $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in December 2009, repurchasing 14.1 million shares for  $500.0 million at an average repurchase price of  $35.44 per share. In July 2009, the Company's Board of Directors authorized a share repurchase program of up to  $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in September 2009, repurchasing 13.0 million shares for  $500.0 million at an average repurchase price of  $38.32 per share. For fiscal year 2009, the Company repurchased a total of 27.1 million shares for  $1.0 billion at an average repurchase price of  $36.83 per share.

In February 2008, the Company's Board of Directors authorized a share repurchase program of up to  $250.0 million of the Company's outstanding common stock. In April 2008, the Company's Board of Directors authorized an additional  $50.0 million of share repurchases as part of this share repurchase program. The Company completed the repurchases under the program in May 2008. In total, the Company repurchased 6.7 million shares for  $300.0 million at an average repurchase price of  $44.51 per share.

STOCK-BASED COMPENSATION	12 Months Ended
Jan. 01, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

Stock Compensation Plans

The Company's stock compensation plans provide for the issuance of stock-based awards, such as stock options, restricted stock units and restricted stock awards, to directors, officers, employees and consultants. Stock option awards under these plans have an exercise price equal to the fair market value on the date of grant, and generally, have an eight-year contractual life and four-year vesting term. Since 2000, all stock option awards have been granted with an eight-year contractual term regardless of the maximum allowable under the plan. Restricted stock units and restricted stock awards under these plans generally vest over a four-year period. During the vesting period, ownership of the shares or units cannot be transferred. Restricted stock awards are considered issued and outstanding at the grant date and have the same dividend and voting rights as other common stock. Directors can elect to receive half or their entire annual retainer in the form of a restricted stock award with a six-month vesting term. Restricted stock units are not issued and outstanding at the grant date; instead, upon vesting the recipient receives one share of the Company's common stock for each vested restricted stock unit. At January 1, 2011, the Company had 7.6 million shares of common stock available for stock option grants under its stock compensation plans. The Company has the ability to grant a portion of the available shares in the form of restricted stock. Specifically, in lieu of granting up to 6.8 million stock options under these plans, the Company may grant up to 3.0 million restricted stock awards or units (for certain grants of restricted stock units or awards, the number of shares available are reduced by 2.25 shares). Additionally, in lieu of granting up to 0.1 million stock options under these plans, the Company may grant up to 0.1 million restricted stock awards (for certain grants of restricted stock awards, the number of shares available are reduced by one share). The remaining 0.7 million shares of common stock are available only for stock option grants. At January 1, 2011, there was  $160.2 million of total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, which is expected to be recognized over a weighted average period of 3.0 years and will be adjusted for any future changes in estimated forfeitures.

The Company also has an Employee Stock Purchase Plan (ESPP) that allows participating employees to purchase newly issued shares of the Company's common stock at a discount through payroll deductions. The ESPP consists of a 12-month offering period whereby employees can purchase shares at 85% of the market value at either the beginning of the offering period or the end of the offering period, whichever price is lower. Employees purchased 0.9 million, 0.8 million and 0.7 million shares in 2010, 2009, and 2008, respectively. At January 1, 2011, 2.6 million shares of common stock were available for future purchases under the ESPP.

Valuation Assumptions

The Company uses the Black-Scholes standard option pricing model (Black-Scholes model) to determine the fair value of stock options and ESPP purchase rights. The determination of the fair value of the awards on the date of grant using the Black-Scholes model is affected by the Company's stock price as well as assumptions of other variables, including projected employee stock option exercise behaviors, risk-free interest rate, expected volatility of the Company's stock price in future periods and expected dividend yield. The fair value of both restricted stock and restricted stock units is based on the Company's closing stock price on the date of grant. The weighted average fair values of restricted stock awards granted during fiscal years 2010, 2009 and 2008 were  $37.08,  $39.83 and  $40.52, respectively. Fiscal year 2010 was the first year the Company issued restricted stock units. The weighted average fair value of the restricted units granted during fiscal year 2010 was  $41.65. The weighted average fair values of ESPP purchase rights granted to employees during fiscal years 2010, 2009 and 2008 were  $9.70,  $10.49 and  $13.12, respectively.

The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2010, 2009 and 2008 and the related weighted average assumptions used in the Black-Scholes model:

	2010	2009	2008
Fair value of options granted	$11.79	$12.17	$9.99

Assumptions:
Expected life (years)	4.8	4.7	4.2
Risk-free interest rate	2.2%	2.3%	1.8%
Volatility	31.7%	32.8%	37.3%
Dividend yield	0%	0%	0%

Expected life: The Company analyzes historical employee exercise and termination data to estimate the expected life assumption. Annually, the Company updates these assumptions unless circumstances would indicate a more frequent update is necessary. The Company uses different expected lives for the general employee population compared to the officer and director population, as the Company's expected life analysis continues to show that officers and directors hold their stock options for a longer period of time before exercising compared to the rest of the employee population. As a result, the Company continues to use two different populations for estimating its expected life assumptions in determining the fair value of its stock options.

Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity equal to or approximating the expected life of the options.

Volatility: Effective in the fourth quarter of 2008, the Company calculates its expected volatility assumption by blending the historical and implied volatility. The historical volatility is based on the daily closing prices of the Company's common stock over a period equal to the expected term of the option. Market-based implied volatility is based on utilizing market data of actively traded options on the Company's stock, from options at- or near-the-money, at a point in time as close to the grant date of the employee options as reasonably practical and with similar terms to the employee share option, or a remaining maturity of at least six months if no similar terms are available. The historical volatility of the Company's common stock price over the expected term of the option is a strong indicator of the expected future volatility. In addition, implied volatility takes into consideration market expectations of how future volatility will differ from historical volatility. The Company does not believe that one estimate is more reliable than the other, and as a result, the Company uses an equal weighting of historical volatility and market-based implied volatility. Prior to the fourth quarter of 2008, the Company calculated the expected volatility assumption exclusively on market-based implied volatility. The impact of changing the method of determining expected volatility was not material to fiscal year 2010, 2009 or 2008 stock compensation expense. The Company changed the method of determining expected volatility to take into consideration how future volatility experience over the expected life of the option may differ from short-term volatility experience and thus provide a better estimate of expected volatility over the expected life of employee stock options.

Dividend yield: For all grants through fiscal year 2010, the Company had not anticipated paying cash dividends and therefore assumed a dividend yield of zero.

Stock Compensation Activity

The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended January 1, 2011:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 2, 2010	36,728	$35.73
Granted	4,087	41.42
Canceled	(1,835)	37.91
Exercised	(5,466)	24.52
Outstanding at January 1, 2011	33,514	$38.13	4.9	$180,954
Vested and expected to vest	31,479	$38.14	4.7	$171,239
Exercisable at January 1, 2011	20,575	$38.49	3.7	$113,728

The aggregate intrinsic value of options outstanding and options exercisable is based on the Company's closing stock price on the last trading day of the fiscal year for in-the-money options. The total intrinsic value of options exercised during fiscal years 2010, 2009 and 2008 was  $83.0 million,  $106.6 million, and  $182.6 million, respectively. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices.

The following table summarizes restricted stock activity under all stock compensation plans during the fiscal year ended January 1, 2011:

	Restricted Stock (in thousands)	Weighted Average Grant Price
Unvested balance at January 2, 2010	8	$39.89
Granted	851	41.59
Vested	(12)	37.19
Canceled	(2)	40.81
Unvested balance at January 1, 2011	845	$41.63

The total fair value of restricted stock vested during fiscal years 2010, 2009 and 2008 was  $0.5 million,  $2.5 million and  $3.1 million, respectively. In December 2010, the Company granted 0.8 million restricted stock units at a fair value of  $35.0 million, which represented the closing stock price of  $41.65 on the date of grant.

PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES	12 Months Ended
Jan. 01, 2011
PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES
PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES

NOTE 8 – PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT (IPR&D) AND SPECIAL CHARGES

IPR&D Charges

During 2010, the Company recorded IPR&D charges of  $12.2 million in conjunction with the purchase of cardiovascular-related intellectual property. During 2009, the Company recorded IPR&D charges of  $5.8 million in conjunction with the purchase of intellectual property in its CV and NMD segments. As the related technological feasibility had not yet been reached and such technology had no future alternative use, these intellectual property purchases were expensed as IPR&D.

In December 2008, the Company acquired MediGuide. As a development-stage company, the excess of the purchase price over the fair value of the net assets acquired was allocated on a pro-rata basis to the net assets acquired. Accordingly, the excess purchase price was allocated to IPR&D, the principal technology acquired. At the date of acquisition,  $306.2 million of the purchase price was expensed as IPR&D since technological feasibility of the underlying projects had not yet been reached and such technology had no future alternative use. Through January 1, 2011, the Company has incurred costs of approximately  $20 million related to these projects. The Company expects to incur an additional  $10 million to bring the technology to commercial viability on a worldwide basis within the next twelve to eighteen months.

47

In December 2008, the Company also made an additional minority investment in a development-stage company and in accordance with step-acquisition accounting treatment under the equity method of accounting, allocated the excess purchase price over the fair value of the investee's net assets to IPR&D the principal technology acquired. At the December 2008 investment date,  $11.6 million of IPR&D was expensed since technological feasibility of the underlying projects had not yet been reached and such technology had no future alternative use. Additionally, the Company recognized  $1.6 million of IPR&D charges related to the purchase of intellectual property in its CRM and CV segments.

Special Charges

Fiscal Year 2010

During 2010, the Company recorded  $27.9 million of inventory obsolescence charges to cost of sales primarily related to excess legacy ICD inventory that was not expected to be sold due to the Company's recent launch of its UnifyTM CRT-D and FortifyTM ICD devices. The Company's market demand for these devices has resulted in a more rapid adoption than expected or historically experienced from other ICD product launches.

The Company also reached an agreement with the Boston U.S. Department of Justice to settle the previously disclosed investigation initiated in 2005 related to an industry-wide review of post-market clinical studies and registries, resulting in a  $16.5 million legal settlement charge (see Note 5).

In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, the 2010 special charges have not been recorded in the individual reportable segments.

Fiscal Year 2009

During 2009, the Company incurred charges totaling  $107.7 million, of which  $71.1 million related to severance and benefit costs for approximately 725 employees. These costs were recognized after management determined that such severance and benefits were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. Of the total  $71.1 million severance and benefits charge,  $6.6 million was recorded in cost of sales. The Company also recorded  $17.7 million of inventory related charges to cost of sales associated with inventory that would be scrapped in connection with the Company's decision to terminate certain product lines in its CRM and AF divisions that were redundant with other existing products lines. Additionally, the Company recorded  $5.9 million of fixed asset related charges to cost of sales associated with the accelerated depreciation of phasing out older model diagnostic equipment and  $6.1 million of asset write-offs related to the carrying value of assets that will no longer be utilized. Of the  $6.1 million charge,  $3.5 million was recorded in cost of sales. The Company also recorded charges of  $1.8 million associated with contract terminations and  $5.1 million of other unrelated costs.

48

A summary of the activity related to the 2009 special charge accrual is as follows (in thousands):

	Employee termination costs	Inventory charges	Fixed asset charges	Other	Total
Balance at January 3, 2009	$—	$—	$—	$—	$—

Special charges	71,158	17,735	11,982	6,869	107,744
Non-cash charges used	—	(17,735)	(11,982)	—	(29,717)
Cash payments	(22,560)	—	—	(349)	(22,909)
Foreign exchange rate impact	(758)	—	—	—	(758)

Balance at January 2, 2010	$47,840	$—	$—	$6,520	$54,360

Cash payments	(37,532)	—	—	(5,857)	(43,389)
Foreign exchange rate impact	(1,156)	—	—	(118)	(1,274)

Balance at January 1, 2011	$9,152	$—	$—	$545	$9,697

In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, the 2009 special charges have not been recorded in the individual reportable segments.

Fiscal Year 2008

Impairment Charges: During 2008, the Company determined that technology under a license agreement covering certain CRM devices was no longer fully utilized and certain patents under the license were no longer valid based upon recent patent law developments. As a result, the Company recognized an impairment charge of  $43.5 million to cost of sales to write its intangible asset for the technology license agreement down to its fair value. The Company also recognized a  $37.0 million impairment charge to write down intangible assets relating to certain products lines acquired from Velocimed to their fair value due to a reduction in future revenue and cash flow projections after termination of a clinical trial and unfavorable 2008 sales performance. The Company also recognized other impairment charges of  $5.8 million related to assets in the Cardiovascular division that will no longer be utilized and discontinued the use of its ANS tradename, resulting in a  $1.7 million impairment charge to write-off of the ANS tradename intangible assets.

Inventory Charges: The Company enters into purchase contracts in the normal course of business for certain raw material commodities that are used in the manufacture of its products. Favorable decreases in commodity prices resulted in the Company's election to terminate and exit some of its contracts resulting in a  $10.7 million termination payment, which was recorded as a special charge in cost of sales. The Company also recognized additional inventory obsolescence charges related to inventory not expected to be sold due to the termination of a distribution agreement in Japan during 2007. The Company increased this estimate in 2008 and recorded an additional  $3.0 million charge in cost of sales.

Other Charges: In 2008, the Company launched its MerlinTM @home wireless patient monitoring system and committed to provide this system without charge to existing St. Jude Medical CRM patients. In connection with the completion of this roll-out in the fourth quarter of 2008, the Company recorded a  $7.4 million special charge in cost of sales to accrue for the related costs. The Company also recognized  $5.5 million of other unrelated costs.

In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, the 2008 special charges have not been recorded in the individual reportable segments.

OTHER INCOME (EXPENSE), NET	12 Months Ended
Jan. 01, 2011
OTHER INCOME (EXPENSE), NET
OTHER INCOME (EXPENSE), NET

NOTE 9 – OTHER INCOME (EXPENSE), NET

The Company's other income (expense) consisted of the following (in thousands):

	2010	2009	2008
Interest income	$2,076	$2,057	$16,315
Interest expense	(67,372)	(45,603)	(72,554)
Other	(3,150)	(12,107)	(18,040)
Total other income (expense), net	$(68,446)	$(55,653)	$(74,279)

The Company classifies realized gains or losses from the sale of investments and investment impairment charges as other income (expense). The Company recorded a  $4.9 million realized gain in other income associated with the sale of an available-for-sale investment in 2010. During 2010, 2009 and 2008, the Company recognized investment impairment charges of  $5.2 million,  $8.3 million and  $12.9 million, respectively, in other expense (see Note 12).

INCOME TAXES	12 Months Ended
Jan. 01, 2011
INCOME TAXES
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company's earnings before income taxes were generated from its U.S. and international operations as follows (in thousands):

	2010	2009	2008
U.S.	$553,090	$559,868	$530,843
International	655,713	497,525	49,925
Earnings before income taxes	$1,208,803	$1,057,393	$580,768
Income tax expense consisted of the following (in thousands):

	2010	2009	2008
Current:
U.S. federal	$263,743	$212,721	$198,179
U.S. state and other	14,498	23,292	26,863
International	56,755	58,212	53,070
Total current	334,996	294,225	278,112

Deferred	(33,629)	(14,058)	(50,362)
Income tax expense	$301,367	$280,167	$227,750

The tax effects of the cumulative temporary differences between the tax bases of assets and liabilities and their respective carrying amounts for financial statement purposes were as follows (in thousands):

	2010	2009
Deferred income tax assets:
Net operating loss carryforwards	$23,759	$22,057
Tax credit carryforwards	66,437	59,623
Inventories	145,239	115,247
Stock-based compensation	68,854	56,837
Accrued liabilities and other	162,453	148,607
Deferred income tax assets	466,742	402,371
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(9,360)	(7,584)
Property, plant and equipment	(190,236)	(168,173)
Intangible assets	(381,050)	(194,268)
Deferred income tax liabilities	(580,646)	(370,025)
Net deferred income tax assets (liabilities)	$(113,904)	$32,346

50

The Company has not recorded any valuation allowance for its deferred tax assets as of January 1, 2011 or January 2, 2010 as the Company believes that its deferred tax assets, including the net operating and capital loss carryforwards, will be fully realized based upon its estimates of future taxable income.

A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2010	2009	2008
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	2.2	1.6	3.3
International taxes at lower rates	(10.0)	(6.4)	(9.9)
Tax benefits from domestic manufacturer's deduction	(1.1)	(0.9)	(1.7)
Research and development credits	(2.4)	(2.9)	(6.0)
Non-deductible IPR&D charges	0.4	—	19.2
Other	0.8	0.1	(0.7)
Effective income tax rate	24.9%	26.5%	39.2%

The Company's effective income tax rate is favorably impacted by Puerto Rican tax exemption grants, which result in Puerto Rico earnings being partially tax exempt through the year 2023.

At January 1, 2011, the Company had  $78.7 million of U.S. federal net operating and capital loss carryforwards and  $0.6 million of U.S. tax credit carryforwards that will expire from 2013 through 2029 if not utilized. The Company also has state net operating loss carryforwards of  $22.6 million that will expire from 2012 through 2016 and tax credit carryforwards of  $91.6 million that have an unlimited carryforward period. These amounts are subject to annual usage limitations. The Company's net operating loss carryforwards arose primarily from acquisitions.

The Company has not recorded U.S. deferred income taxes on  $1,819.9 million of its non-U.S. subsidiaries' undistributed earnings because such amounts are intended to be reinvested outside the United States indefinitely. If these earnings were repatriated to the United States, the Company would be required to accrue and pay U.S. Federal income taxes and foreign withholding taxes, as adjusted for foreign tax credits. Determination of the amount of any unrecognized deferred income tax liability on these earnings is not practicable.

The Company records all income tax accruals in accordance with ASC Topic 740, Income Taxes. At January 1, 2011, the liability for unrecognized tax benefits was  $162.9 million, and the accrual for interest and penalties was  $33.8 million. At January 2, 2010, the Company had  $120.5 million accrued for unrecognized tax benefits and  $28.3 million accrued for interest and penalties. The Company recognizes interest and penalties related to income tax matters in income tax expense. The Company recognized interest and penalties, net of tax benefit, of  $3.5 million,  $4.3 million and  $2.8 million during fiscal years 2010, 2009 and 2008, respectively. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

The following table summarizes the activity related to the Company's unrecognized tax benefits (in thousands):

	2010	2009
Balance at beginning of year	$120,517	$82,692
Increases related to current year tax positions	32,721	36,327
Increases related to prior year tax positions	19,029	5,303
Reductions related to prior year tax positions	(8,648)	(586)
Reductions related to settlements / payments	—	(50)
Expiration of the statute of limitations for the assessment of taxes	(715)	(3,169)
Balance at end of year	$162,904	$120,517

51

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for all tax years through 2001. Additionally, substantially all material foreign, state, and local income tax matters have been concluded for all tax years through 1999. The U.S. Internal Revenue Service (IRS) completed an audit of the Company's 2002 through 2005 tax returns and proposed adjustments in its audit report issued in November 2008. The Company is vigorously defending its positions and initiated defense of these adjustments at the IRS appellate level in January 2009. An unfavorable outcome could have a material negative impact on the Company's effective income tax rate in future periods.

RETIREMENT PLANS	12 Months Ended
Jan. 01, 2011
RETIREMENT PLANS
RETIREMENT PLANS

NOTE 11 – RETIREMENT PLANS

Defined Contribution Plans: The Company has a 401(k) profit sharing plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to IRS limitations, with the Company matching a portion of the employees' contributions. The Company also may contribute a portion of its earnings to the plan based upon Company performance. The Company's matching and profit sharing contributions are at the discretion of the Company's Board of Directors. In addition, the Company has defined contribution programs for employees in certain countries outside the United States. Company contributions under all defined contribution plans totaled  $21.1 million,  $22.2 million and  $63.2 million in 2010, 2009 and 2008, respectively.

The Company also has a non-qualified deferred compensation plan that provides certain officers and employees the ability to defer a portion of their compensation until a later date. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates upon retirement, death or termination from the Company. The deferred compensation liability, which is classified as other liabilities, was approximately  $190 million and  $160 million at January 1, 2011 and January 2, 2010, respectively.

Defined Benefit Plans: The Company has funded and unfunded defined benefit plans for employees in certain countries outside the United States. The Company had an accrued liability totaling  $42.0 million and  $30.2 million at January 1, 2011 and January 2, 2010, respectively, which approximated the actuarial calculated unfunded liability. The amount of funded plan assets and the amount of pension expense was not material.

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 01, 2011
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

NOTE 12 – FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

The fair value measurement accounting standard, codified in ASC Topic 820, provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period). These financial assets and liabilities include money-market securities, trading marketable securities, available-for-sale marketable securities and derivative instruments. The Company continues to record these items at fair value on a recurring basis and the fair value measurements are applied using ASC Topic 820. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:

Money-market securities: The Company's money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.

Trading securities: The Company's trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon the net asset values of the shares. The Company classifies these securities as level 1.

Available-for-sale securities: The Company's available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.

Derivative instruments: The Company's derivative instruments consist of foreign currency exchange contracts and interest rate swap contracts. The Company classifies these instruments as level 2 as the fair value is determined using inputs other than observable quoted market prices. These inputs include spot and forward foreign currency exchange rates and interest rates that the Company obtains from standard market data providers. The fair value of the Company's foreign currency exchange contracts was not material at January 1, 2011 or January 2, 2010.

A summary of financial assets measured at fair value on a recurring basis at January 1, 2011 and January 2, 2010 is as follows (in thousands):

	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	$364,418	$364,418	$—	$—
Trading marketable securities	190,438	190,438	—	—
Available-for-sale marketable securities	33,745	33,745	—	—
Total assets	$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	$10,046	$—	$10,046	$—
Total liablities	$10,046	$—	$10,046	$—

	January 2, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	$258,936	$258,936	$—	$—
Trading marketable securities	160,285	160,285	—	—
Available-for-sale marketable securities	31,711	31,711	—	—
Total	$450,932	$450,932	$—	$—

The Company's money-market securities are classified as cash equivalents as the funds are highly liquid investments readily convertible to cash. The Company also had  $135.9 million and  $134.0 million of cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts at January 1, 2011 and January 2, 2010, respectively. The Company's marketable securities consist of publicly-traded equity securities that are classified as available-for-sale marketable securities and investments in mutual funds that are classified as trading marketable securities. On the balance sheet, available-for-sale marketable securities and trading marketable securities are classified as other current assets and other assets, respectively. The interest rate swap is currently classified in other liabilities, given the long-term nature of the instrument.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

At the beginning of fiscal year 2009, the fair value measurement standard also applied to certain nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis. For example, certain long-lived assets such as goodwill, intangible assets and property, plant and equipment are measured at fair value in connection with business combinations or when an impairment is recognized and the related assets are written down to fair value.

The following table provides information by level for assets and liabilities that were measured at fair value on a nonrecurring basis. This table provides the fair value of net identifiable tangible and intangible assets and liabilities (excluding goodwill) for business combinations that closed during 2010. The Company used inputs other than quoted prices that are observable, such as interest rates, cost of capital and market comparable royalty rates, which are applied to income and market valuation approaches to value its business combinations. A summary of the nonfinancial assets and liabilities measured at fair value in conjunction with the business combinations is as follows (in thousands):

	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Business Combination	$254,632	$—	$254,632	$—

The Company did not make any material business combinations during 2009. Additionally, no material impairments of the Company's long-lived assets were recognized during 2010 or 2009.

The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments approximated  $124 million at January 1, 2011 and  $57 million at January 2, 2010. The fair value of the Company's cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company's cost method investments are considered Level 3 in the fair value hierarchy, due to the use of unobservable inputs to measure fair value. During 2009, the Company determined that the fair value of a cost method investment was below its carrying value and that the carrying value of the investment would not be recoverable within a reasonable period of time. As a result, the Company measured the fair value of the investment using market participant valuations from recent and proposed equity offerings for this company (Level 3) and recognized an  $8.3 million impairment charge in other expense (see Note 9), reducing the  $13.5 million carrying value of the investment to  $5.2 million. During 2010, the Company further determined that this cost method investment was fully impaired as it did not believe that any of the investment carrying value would be recovered due to the company's substantial inability to operate as a going concern given its financial condition. As a result, the Company recognized a  $5.2 million impairment charge in other expense during 2010.

Prior to adopting the fair value measurement accounting guidance of ASC Topic 820, the Company recorded other cost method investment impairment charges in 2008 of  $12.2 million. The Company evaluated the fair values of the related investments and determined that the impairments were other-than-temporary based upon the magnitude and length of time that the investments' fair values had declined.

Fair Value of Other Financial Instruments

The aggregate fair value of the Company's fixed-rate senior notes at January 1, 2011 (measured using quoted prices in active markets) was  $2,478.9 million compared to the aggregate carrying value of  $2,406.5 million (inclusive of the interest rate swaps). The fair value of the Company's other debt obligations at January 1, 2011 approximated their aggregate  $105.1 million carrying value due to the variable interest rate and short-term nature of these instruments.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 01, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 13 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company follows the provisions of ASC Topic 815 in accounting for and disclosing derivative instruments and hedging activities. All derivative financial instruments are recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedging transaction. Derivative assets and derivative liabilities are classified as other current assets, other assets, other current liabilities or other liabilities, as appropriate.

Foreign Currency Forward Contracts

The Company hedges a portion of its foreign currency exchange rate risk through the use of forward exchange contracts. The Company uses forward exchange contracts to manage foreign currency exposures related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedging relationships under ASC Topic 815. The Company measures its foreign currency exchange contracts at fair value on a recurring basis. The fair value of outstanding contracts was immaterial as of January 1, 2011 and January 2, 2010. During fiscal years 2010, 2009 and 2008, the net amount of gains (losses) the Company recorded to other income (expense) for its forward currency exchange contracts not designated as hedging instruments under ASC Topic 815 were net losses of  $(0.2) million,  $(6.7) million and  $(7.5) million, respectively. These net losses were almost entirely offset by corresponding net gains on the foreign currency exposures being managed. The Company does not enter into contracts for trading or speculative purposes. The Company's policy is to enter into hedging contracts with major financial institutions that have at least an "A" (or equivalent) credit rating.

Interest Rate Swap

The Company hedges the fair value of certain debt obligations through the use of interest rate swap contracts. For interest rate swap contracts that are designated and qualify as fair value hedges, the gain or loss on the swap and the offsetting gain or loss on the hedged debt instrument attributable to the hedged risk are recognized in net earnings. Changes in the value of the fair value hedge are recognized in interest expense, offsetting the changes in the fair value of the hedged debt instrument. Additionally, any payments made or received under the swap contracts are accrued and recognized as interest expense. The Company's current interest rate swap is designed to manage the exposure to changes in the fair value of its 2016 Senior Notes. The swap is designated as a fair value hedge of the variability of the fair value of the fixed-rate 2016 Senior Notes due to changes in the long-term benchmark interest rates. Under the swap agreement, the Company agrees to exchange, at specified intervals, fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. As of January 1, 2011, the fair value of the interest rate swap was a  $10.0 million liability which was classified as other liabilities on the consolidated balance sheet.

In March 2010, the Company entered into a 3-year,  $450.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of  $19.3 million. The gain from terminating the interest rate swap is being amortized as a reduction of interest expense over the remaining life of the 2013 Senior Notes.

In November 2008, the Company entered into an interest rate swap contract to convert  $400.0 million of variable-rate borrowings under the Company's Credit Facility into fixed-rate borrowings (see Note 4). The Company designated this interest rate swap as a cash flow hedge under ASC Topic 815. This contract terminated in February 2009. The ineffective portion of the amount of gains (losses) recognized in net earnings was immaterial. The Company recorded the  $(0.4) million after-tax loss on the settlement of the interest rate swap contract to interest expense.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Jan. 01, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 14 – SEGMENT AND GEOGRAPHIC INFORMATION

Segment Information: The Company's four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF), and Neuromodulation (NMD). The primary products produced by each operating segment are: CRM – ICDs and pacemakers; CV – vascular closure devices, heart valve replacement and repair products, pressure measurement guidewires, coronary imaging technology and structural heart defect and vascular abnormality devices; AF – EP introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation devices.

The Company has aggregated the four operating segments into two reportable segments based upon their similar operational and economic characteristics: CRM/NMD and CV/AF. Net sales of the Company's reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments' operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain operating expenses managed by the Company's selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, purchased IPR&D charges and special charges have not been recorded in the individual reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company's selling and corporate functions, principally including trade receivables, inventory, corporate cash and cash equivalents and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented as it is impracticable to do so.

The following table presents certain financial information by reportable segment (in thousands):

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Fiscal Year 2008
Net sales	$2,955,603	$1,407,648	$—	$4,363,251
Operating profit	1,824,023	736,979	(1,905,955)	655,047
Depreciation and amortization expense	93,397	38,743	70,288	202,428
Total assets	2,018,478	1,267,290	2,436,736	5,722,504

Net sales by class of similar products for the respective fiscal years were as follows (in thousands):

Net Sales	2010	2009	2008
Cardiac rhythm management	$3,039,953	$2,769,034	$2,701,463
Cardiovascular	1,036,683	953,620	862,136
Atrial fibrillation	707,873	627,853	545,512
Neuromodulation	380,262	330,766	254,140
	$5,164,771	$4,681,273	$4,363,251

Geographic Information: The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer. Other than the United States, Europe, Japan and Asia Pacific no one geographic market is greater than 5% of consolidated net sales. Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in thousands):

Net Sales	2010	2009	2008
United States	$2,655,034	$2,468,191	$2,319,645
International
Europe	1,314,350	1,197,912	1,152,601
Japan	552,737	480,897	387,648
Asia Pacific	323,855	254,429	234,073
Other	318,795	279,844	269,284
	2,509,737	2,213,082	2,043,606
	$5,164,771	$4,681,273	$4,363,251

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in thousands):

Long-Lived Assets	January 1, 2011	January 2, 2010	January 3, 2009
United States	$965,936	$876,462	$775,205
International
Europe	85,961	77,790	84,266
Japan	25,583	18,756	16,001
Asia Pacific	74,537	39,946	17,087
Other	171,914	140,132	87,617
	357,995	276,624	204,971
	$1,323,931	$1,153,086	$980,176

QUARTERLY FINANCIAL DATA	12 Months Ended
Jan. 01, 2011
QUARTERLY FINANCIAL DATA
QUARTERLY FINANCIAL DATA

NOTE 15 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter		Fourth Quarter

Fiscal Year 2010:
Net sales	$1,261,696	$1,312,769	$1,239,905		$1,350,401
Gross profit	940,527	967,467	900,086		$946,580	(b)
Net earnings	238,569	254,038	208,385	(a)	$206,444	(c)
Basic net earnings per share	$0.73	$0.78	$0.63		$0.62
Diluted net earnings per share	$0.73	$0.77	$0.63		$0.62
Fiscal Year 2009:
Net sales	$1,133,793	$1,184,412	$1,159,606		$1,203,462
Gross profit	839,298	878,868	853,875	(d)	855,847	(f)
Net earnings	201,271	219,370	166,935	(e)	189,650	(g)
Basic net earnings per share	$0.58	$0.63	$0.49		$0.57
Diluted net earnings per share	$0.58	$0.63	$0.48		$0.57

(a)	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
(b)	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
(c)

Includes after-tax special charges of  $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of  $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of  $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a  $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.

(d)	Includes pre-tax special charges of $6.1 million related to initiatives to streamline the Company's production activities.
(e)

Includes after-tax special charges of  $29.4 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; and  $2.5 million associated with other unrelated costs. The Company also recorded an after-tax impairment charge of  $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired.

(f)

Includes pre-tax special charges of  $0.5 million related to initiatives to streamline the Company's production activities;  $17.7 million of inventory obsolescence charges for discontinued products; and  $9.4 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized.

(g)

Includes after-tax special charges of  $44.5 million, which consist of the following:  $22.3 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities;  $11.3 million of inventory obsolescence charges for discontinued products;  $8.7 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized; and  $2.2 million associated with contract terminations and other unrelated costs. The Company also recorded after-tax IPR&D charges of  $3.7 million related to the Company's purchase of certain pre-development technology assets.

SUBSEQUENT EVENT	12 Months Ended
Jan. 01, 2011
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 16 – SUBSEQUENT EVENT

On February 26, 2011, the Company's Board of Directors authorized a cash dividend of  $0.21 per share payable on April 29, 2011 to holders of record as of March 31, 2011. The Company expects to pay quarterly cash dividends in the foreseeable future.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jan. 01, 2011
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance at Beginning of Year	Additions		Deductions
Description		Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year

Allowance for doubtful accounts:
Fiscal year ended
January 1, 2011	$34,947	$4,053	$2,276	$(5,922)	$—	$35,354
January 2, 2010	$28,971	$10,867	$640	$(5,531)	$—	$34,947
January 3, 2009	$26,652	$9,569	$—	$(6,275)	$(975)	$28,971

(1)	Uncollectible accounts written off, net of recoveries.

(2)	In 2010, 2009 and 2008 $2,276, $640, and $(975), respectively, of "other" represents the effects of changes in foreign currency translation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates:

Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents:

Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.

Marketable Securities:

Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.

The following table summarizes the components of the balance of the Company's available-for-sale securities at January 1, 2011 and January 2, 2010 (in thousands):

	January 1, 2011	January 2, 2010
Adjusted cost	$9,116	$12,122
Gross unrealized gains	24,988	19,797
Gross unrealized losses	(359)	(208)
Fair value	$33,745	$31,711

Available-for-sale securities are recorded at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recorded in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2010, the Company sold an available-for-sale security, recognizing a realized after-tax gain of  $3.1 million. The total pre-tax gain of  $4.9 million was recognized as other income (see Note 9). There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal years 2009 or 2008. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made. In 2008, the Company recognized a pre-tax impairment charge of  $0.7 million in other expense related to a decline in the fair value of an available-for-sale security that was deemed other-than-temporary. No available-for-sale security impairment losses were recognized during fiscal years 2010 or 2009.

The Company's investments in mutual funds are recorded at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).

Accounts Receivable:

Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. The allowance for doubtful accounts was  $35.4 million and  $34.9 million at January 1, 2011 and January 2, 2010, respectively.

Inventories:

Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in thousands):

	January 1, 2011	January 2, 2010
Finished goods	$466,191	$460,600
Work in process	62,607	60,702
Raw materials	138,747	138,658
	$667,545	$659,960

Property, Plant and Equipment:

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 to 39 years for buildings and improvements, three to seven years for machinery and equipment and three to five years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes.

Goodwill:

Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. The Company has four reporting units as of January 1, 2011, consisting of its four operating segments (see Note 14). The Company tests goodwill for impairment using a two-step process. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2010, 2009 and 2008, the Company completed its annual goodwill impairment test and identified no impairment associated with the carrying values of goodwill.

Other Intangible Assets:

Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from 3 to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.

The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. Prior to 2009, the Company expensed the value attributed to any IPR&D acquired in a business acquisition. Effective in fiscal year 2009, all IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The Company's 2009 adoption of ASC Topic 805 did not change the Company's accounting policy with respect to asset purchases. In many cases, the purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. Accordingly, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed.

The Company also reviews other intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment. If the carrying value of other intangible assets exceeds the related undiscounted future cash flows, the carrying value is written down to fair value in the period identified. In assessing fair value, the Company generally utilizes present value cash flow calculations using an appropriate risk-adjusted discount rate. In 2008, the Company recorded a  $37.0 million impairment charge to write down purchased technology intangible assets associated with its 2005 Velocimed LLC (Velocimed) acquisition and a  $1.7 million impairment charge to write off Advanced Neuromodulation Systems, Inc. (ANS) tradename intangible assets. There was no impairment of intangible assets during fiscal year 2010 or 2009. Refer to Note 8 for further detail regarding these impairment charges.

Product Warranties:

Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2010 and 2009 were as follows (in thousands):

	2010	2009
Balance at beginning of year	$19,911	$15,724
Warranty expense recognized	7,442	6,627
Warranty credits issued	(2,226)	(2,440)
Balance at end of year	$25,127	$19,911

Product Liability:
Product Liability: As a result of higher costs and increasing coverage limitations, effective June 16, 2009, the Company ceased purchasing product liability insurance. Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recorded when it is probable that a recovery will be realized.

Litigation:
Litigation: The Company accrues a liability for costs related to claims, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.

Revenue Recognition:

Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on sales terms and historical experience.

Research and Development:

Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.

Stock-Based Compensation:

Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.

The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.

Net Earnings Per Share:

The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2010, 2009, and 2008 (in thousands, except per share amounts):

	2010	2009	2008
Numerator:
Net earnings	$907,436	$777,226	$353,018

Denominator:
Basic weighted average shares outstanding	328,191	340,880	342,888
Dilutive options and restricted stock	2,297	3,479	6,834
Diluted weighted average shares outstanding	330,488	344,359	349,722
Basic net earnings per share	$2.76	$2.28	$1.03
Diluted net earnings per share	$2.75	$2.26	$1.01

Approximately 18.3 million, 22.8 million and 15.0 million shares of common stock subject to employee stock options, restricted stock awards and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2010, 2009 and 2008, respectively.

Foreign Currency Translation:

Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates. Gains and losses from translation of net assets of foreign operations, net of related income taxes, are recorded in accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Derivative Financial Instruments:

Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedging transaction.

The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.

The Company has periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recorded to other current assets, other assets, other accrued expenses or other liabilities, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. Payments made or received under the swap contract are recorded to interest expense. The Company has also periodically entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, the change in the fair value of the interest rate swap is recorded to interest expense and the equivalent amount is reflected as a change in the carrying value of the fixed-rate borrowings, offsetting interest expense.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Available-for-Sale Securities

	January 1, 2011	January 2, 2010
Adjusted cost	$9,116	$12,122
Gross unrealized gains	24,988	19,797
Gross unrealized losses	(359)	(208)
Fair value	$33,745	$31,711

Type of Inventory

	January 1, 2011	January 2, 2010
Finished goods	$466,191	$460,600
Work in process	62,607	60,702
Raw materials	138,747	138,658
	$667,545	$659,960

Changes in Product Warranty Liability

	2010	2009
Balance at beginning of year	$19,911	$15,724
Warranty expense recognized	7,442	6,627
Warranty credits issued	(2,226)	(2,440)
Balance at end of year	$25,127	$19,911

Net Earnings Per Share

	2010	2009	2008
Numerator:
Net earnings	$907,436	$777,226	$353,018

Denominator:
Basic weighted average shares outstanding	328,191	340,880	342,888
Dilutive options and restricted stock	2,297	3,479	6,834
Diluted weighted average shares outstanding	330,488	344,359	349,722
Basic net earnings per share	$2.76	$2.28	$1.03
Diluted net earnings per share	$2.75	$2.26	$1.01

ACQUISITION AND MINORITY INVESTMENT (Tables)	12 Months Ended
	Jan. 01, 2011	Jan. 03, 2009
ACQUISITION AND MINORITY INVESTMENT
Summary of Fair Values of Assets Acquired And Liabilities Assumed

	LightLab Imaging	AGA Medical	Total
Current assets	$15,424	$96,936	$112,360
Deferred income taxes, net	4,240	13,038	17,278
Goodwill	40,543	880,679	921,222
Other intangible assets	39,640	420,800	460,440
Acquired IPR&D	14,270	120,000	134,270
Other long-term assets	2,219	45,007	47,226
Total assets acquired	116,336	1,576,460	1,692,796

Current liabilities	23,555	62,154	85,709
Deferred income taxes, net	—	195,477	195,477
Other long-term liabilities	—	235,756	235,756
Net assets acquired	$92,781	$1,083,073	$1,175,854

Cash paid, net of cash acquired	92,781	549,426	642,207
Non-cash (SJM shares at fair value)	—	533,647	533,647
Net assets acquired	$92,781	$1,083,073	$1,175,854

	EP MedSystems	Radi Medical Systems	MediGuide	Total
Current assets	$8,506	$21,224	$132	$29,862
Goodwill	69,719	219,428	—	289,147
Other intangible assets	20,250	46,000	—	66,250
IPR&D	—	—	306,202	306,202
Deferred income taxes, net	17,213	—	—	17,213
Other long-term assets	1,101	6,629	408	8,138
Total assets acquired	$116,789	$293,281	$306,742	$716,812

Current liabilities	21,084	$31,405	21,580	74,069
Deferred income taxes, net	—	12,930	—	12,930
Net assets acquired	$95,705	$248,946	$285,162	$629,813

Cash paid, net of cash acquired	$58,994	$248,946	$140,104	$448,044
Non-cash (SJM shares at fair value)	36,711	—	—	36,711
Future cash consideration	—	—	145,058	145,058
Net assets acquired	$95,705	$248,946	$285,162	$629,813

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jan. 01, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
Changes in Goodwill Carrying Amount

	CRM/NMD	CV/AF	Total
Balance at January 3, 2009	$1,190,851	$793,715	$1,984,566
EP Medsystems	—	(3,261)	(3,261)
Radi Medical Systems	—	(3,265)	(3,265)
Foreign currency translation and other	27,478	333	27,811
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602

Carrying Amount of Other Intangible Assets

	January 1, 2011		January 2, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived intangible assets:
Purchased technology and patents	$910,035	$208,362	$506,893	$171,760
Customer lists and relationships	184,327	100,608	182,368	81,129
Trademarks and tradenames	24,370	7,431	24,286	6,336
Licenses, distribution agreements and other	6,170	4,511	5,693	3,873
	$1,124,902	$320,912	$719,240	$263,098

Indefinite-lived intangible assets:
Acquired IPR&D	$134,270		$—
Trademarks and tradenames	48,800		—
	$183,070		$—

Expected Future Amortization Expense

	2011	2012	2013	2014	2015	After 2015
Amortization expense	$93,829	$91,431	$89,820	$86,865	$76,774	$365,271

DEBT (Tables)	12 Months Ended
Jan. 01, 2011
DEBT
Debt

	January 1, 2011	January 2, 2010
2.20% senior notes due 2013	$467,168	$—
3.75% senior notes due 2014	699,248	699,036
2.50% senior notes due 2016	489,496	—
4.875% senior notes due 2019	494,563	493,927
1.58% Yen-denominated senior notes due 2017	99,737	—
2.04% Yen-denominated senior notes due 2020	156,254	—
1.02% Yen-denominated notes due 2010	—	226,787
Yen-denominated term loan due 2011	79,637	70,652
3-year unsecured term loan	—	432,000
Commercial paper borrowings	25,500	—
Total debt	2,511,603	1,922,402
Less: current debt obligations	79,637	334,787
Long-term debt	$2,431,966	$1,587,615

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 01, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of Silzone Legal Accrual and Insurance Receivable

	January 1, 2011	January 2, 2010
Silzone legal accrual	$24,032	$23,326
Silzone insurance receivable	$12,799	$42,538

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 01, 2011
STOCK-BASED COMPENSATION
Weighted Average Fair Value of Stock Options Granted to Employees

	2010	2009	2008
Fair value of options granted	$11.79	$12.17	$9.99

Assumptions:
Expected life (years)	4.8	4.7	4.2
Risk-free interest rate	2.2%	2.3%	1.8%
Volatility	31.7%	32.8%	37.3%
Dividend yield	0%	0%	0%

Summary of Stock Option Activity

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 2, 2010	36,728	$35.73
Granted	4,087	41.42
Canceled	(1,835)	37.91
Exercised	(5,466)	24.52
Outstanding at January 1, 2011	33,514	$38.13	4.9	$180,954
Vested and expected to vest	31,479	$38.14	4.7	$171,239
Exercisable at January 1, 2011	20,575	$38.49	3.7	$113,728

Summary of Restricted Stock Activity

	Restricted Stock (in thousands)	Weighted Average Grant Price
Unvested balance at January 2, 2010	8	$39.89
Granted	851	41.59
Vested	(12)	37.19
Canceled	(2)	40.81
Unvested balance at January 1, 2011	845	$41.63

PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES (Tables)	12 Months Ended
Jan. 01, 2011
PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES
Special Charge Accrual Activity

	Employee termination costs	Inventory charges	Fixed asset charges	Other	Total
Balance at January 3, 2009	$—	$—	$—	$—	$—

Special charges	71,158	17,735	11,982	6,869	107,744
Non-cash charges used	—	(17,735)	(11,982)	—	(29,717)
Cash payments	(22,560)	—	—	(349)	(22,909)
Foreign exchange rate impact	(758)	—	—	—	(758)

Balance at January 2, 2010	$47,840	$—	$—	$6,520	$54,360

Cash payments	(37,532)	—	—	(5,857)	(43,389)
Foreign exchange rate impact	(1,156)	—	—	(118)	(1,274)

Balance at January 1, 2011	$9,152	$—	$—	$545	$9,697

OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Jan. 01, 2011
OTHER INCOME (EXPENSE), NET
Schedule of Other Income (Expense)

	2010	2009	2008
Interest income	$2,076	$2,057	$16,315
Interest expense	(67,372)	(45,603)	(72,554)
Other	(3,150)	(12,107)	(18,040)
Total other income (expense), net	$(68,446)	$(55,653)	$(74,279)

INCOME TAXES (Tables)	12 Months Ended
Jan. 01, 2011
INCOME TAXES
Summary of Earnings Before Income Taxes

	2010	2009	2008
U.S.	$553,090	$559,868	$530,843
International	655,713	497,525	49,925
Earnings before income taxes	$1,208,803	$1,057,393	$580,768
Income tax expense consisted of the following (in thousands):

Summary of Income Tax Expense

	2010	2009	2008
Current:
U.S. federal	$263,743	$212,721	$198,179
U.S. state and other	14,498	23,292	26,863
International	56,755	58,212	53,070
Total current	334,996	294,225	278,112

Deferred	(33,629)	(14,058)	(50,362)
Income tax expense	$301,367	$280,167	$227,750

Tax Effect of the Cumulative Temporary Differences Between the Tax Bases of Assets and Liabilities

	2010	2009
Deferred income tax assets:
Net operating loss carryforwards	$23,759	$22,057
Tax credit carryforwards	66,437	59,623
Inventories	145,239	115,247
Stock-based compensation	68,854	56,837
Accrued liabilities and other	162,453	148,607
Deferred income tax assets	466,742	402,371
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(9,360)	(7,584)
Property, plant and equipment	(190,236)	(168,173)
Intangible assets	(381,050)	(194,268)
Deferred income tax liabilities	(580,646)	(370,025)
Net deferred income tax assets (liabilities)	$(113,904)	$32,346

Reconciliation of the U.S. Federal Statutory Income Tax to the Effective Income Tax Rate

	2010	2009	2008
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	2.2	1.6	3.3
International taxes at lower rates	(10.0)	(6.4)	(9.9)
Tax benefits from domestic manufacturer's deduction	(1.1)	(0.9)	(1.7)
Research and development credits	(2.4)	(2.9)	(6.0)
Non-deductible IPR&D charges	0.4	—	19.2
Other	0.8	0.1	(0.7)
Effective income tax rate	24.9%	26.5%	39.2%

Summary of Activity Related to Unrecognized Tax Benefits

	2010	2009
Balance at beginning of year	$120,517	$82,692
Increases related to current year tax positions	32,721	36,327
Increases related to prior year tax positions	19,029	5,303
Reductions related to prior year tax positions	(8,648)	(586)
Reductions related to settlements / payments	—	(50)
Expiration of the statute of limitations for the assessment of taxes	(715)	(3,169)
Balance at end of year	$162,904	$120,517

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
Financial Assets Measured at Fair Value on a Recurring Basis

	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	$364,418	$364,418	$—	$—
Trading marketable securities	190,438	190,438	—	—
Available-for-sale marketable securities	33,745	33,745	—	—
Total assets	$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	$10,046	$—	$10,046	$—
Total liablities	$10,046	$—	$10,046	$—

	January 2, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	$258,936	$258,936	$—	$—
Trading marketable securities	160,285	160,285	—	—
Available-for-sale marketable securities	31,711	31,711	—	—
Total	$450,932	$450,932	$—	$—

Summary of Nonfinancial Assets And Liabilities at Fair Value in Conjunction with Business Combination

	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Business Combination	$254,632	$—	$254,632	$—

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Jan. 01, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
Reportable Segment Total Assets

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Fiscal Year 2008
Net sales	$2,955,603	$1,407,648	$—	$4,363,251
Operating profit	1,824,023	736,979	(1,905,955)	655,047
Depreciation and amortization expense	93,397	38,743	70,288	202,428
Total assets	2,018,478	1,267,290	2,436,736	5,722,504

Net Sales by Class of Similar Products

Net Sales	2010	2009	2008
Cardiac rhythm management	$3,039,953	$2,769,034	$2,701,463
Cardiovascular	1,036,683	953,620	862,136
Atrial fibrillation	707,873	627,853	545,512
Neuromodulation	380,262	330,766	254,140
	$5,164,771	$4,681,273	$4,363,251

Net Sales by Geographic Location

Net Sales	2010	2009	2008
United States	$2,655,034	$2,468,191	$2,319,645
International
Europe	1,314,350	1,197,912	1,152,601
Japan	552,737	480,897	387,648
Asia Pacific	323,855	254,429	234,073
Other	318,795	279,844	269,284
	2,509,737	2,213,082	2,043,606
	$5,164,771	$4,681,273	$4,363,251

Long-Lived Assets by Geographic Location

Long-Lived Assets	January 1, 2011	January 2, 2010	January 3, 2009
United States	$965,936	$876,462	$775,205
International
Europe	85,961	77,790	84,266
Japan	25,583	18,756	16,001
Asia Pacific	74,537	39,946	17,087
Other	171,914	140,132	87,617
	357,995	276,624	204,971
	$1,323,931	$1,153,086	$980,176

QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jan. 01, 2011
QUARTERLY FINANCIAL DATA
Quarterly Financial Data

(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter		Fourth Quarter

Fiscal Year 2010:
Net sales	$1,261,696	$1,312,769	$1,239,905		$1,350,401
Gross profit	940,527	967,467	900,086		$946,580	(b)
Net earnings	238,569	254,038	208,385	(a)	$206,444	(c)
Basic net earnings per share	$0.73	$0.78	$0.63		$0.62
Diluted net earnings per share	$0.73	$0.77	$0.63		$0.62
Fiscal Year 2009:
Net sales	$1,133,793	$1,184,412	$1,159,606		$1,203,462
Gross profit	839,298	878,868	853,875	(d)	855,847	(f)
Net earnings	201,271	219,370	166,935	(e)	189,650	(g)
Basic net earnings per share	$0.58	$0.63	$0.49		$0.57
Diluted net earnings per share	$0.58	$0.63	$0.48		$0.57

(a)	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
(b)	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
(c)

Includes after-tax special charges of  $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of  $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of  $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a  $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.

(d)	Includes pre-tax special charges of $6.1 million related to initiatives to streamline the Company's production activities.
(e)

Includes after-tax special charges of  $29.4 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; and  $2.5 million associated with other unrelated costs. The Company also recorded an after-tax impairment charge of  $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired.

(f)

Includes pre-tax special charges of  $0.5 million related to initiatives to streamline the Company's production activities;  $17.7 million of inventory obsolescence charges for discontinued products; and  $9.4 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized.

(g)

Includes after-tax special charges of  $44.5 million, which consist of the following:  $22.3 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities;  $11.3 million of inventory obsolescence charges for discontinued products;  $8.7 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized; and  $2.2 million associated with contract terminations and other unrelated costs. The Company also recorded after-tax IPR&D charges of  $3.7 million related to the Company's purchase of certain pre-development technology assets.

VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Jan. 01, 2011
VALUATION AND QUALIFYING ACCOUNTS
Valuation and Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance at Beginning of Year	Additions		Deductions
Description		Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year

Allowance for doubtful accounts:
Fiscal year ended
January 1, 2011	$34,947	$4,053	$2,276	$(5,922)	$—	$35,354
January 2, 2010	$28,971	$10,867	$640	$(5,531)	$—	$34,947
January 3, 2009	$26,652	$9,569	$—	$(6,275)	$(975)	$28,971

(1)	Uncollectible accounts written off, net of recoveries.

(2)	In 2010, 2009 and 2008 $2,276, $640, and $(975), respectively, of "other" represents the effects of changes in foreign currency translation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended												12 Months Ended
	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Jan. 02, 2010		Oct. 03, 2009		Jul. 04, 2009	Apr. 04, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009	Dec. 29, 2007
Adjusted cost	$ 9,116,000						$ 12,122,000						$ 9,116,000	$ 12,122,000
Gross unrealized gains													24,988,000	19,797,000
Gross unrealized losses													(359,000)	(208,000)
Fair value	33,745,000						31,711,000						33,745,000	31,711,000
Realized gain on sale of securities, net													3,081,000	0	0
Pre-tax gain on sale of investments													4,929,000
Pre-tax impairment charge related to available-for-sale securities													0	0	700,000
Accounts receivable, allowance for doubtful accounts	35,354,000						34,947,000						35,354,000	34,947,000	28,971,000	26,652,000
Finished goods	466,191,000						460,600,000						466,191,000	460,600,000
Work in process	62,607,000						60,702,000						62,607,000	60,702,000
Raw materials	138,747,000						138,658,000						138,747,000	138,658,000
Total inventory, net	667,545,000						659,960,000						667,545,000	659,960,000
Definite-lived intangible assets, useful life (years), minimum													3
Definite-lived intangible assets, useful life (years), maximum													20
Goodwill impairment charges													0	0	0
Balance at beginning of year						19,911,000						15,724,000	19,911,000	15,724,000
Warranty expense recognized													7,442,000	6,627,000
Warranty credits issued													(2,226,000)	(2,440,000)
Balance at end of year	25,127,000						19,911,000						25,127,000	19,911,000	15,724,000
Numerator:
Net earnings	206,444,000	[1]	208,385,000	[2]	254,038,000	238,569,000	189,650,000	[3]	166,935,000	[4]	219,370,000	201,271,000	907,436,000	777,226,000	353,018,000
Denominator:
Basic weighted average shares outstanding													328,191,000	340,880,000	342,888,000
Dilutive options and restricted stock, in shares													2,297,000	3,479,000	6,834,000
Diluted weighted average shares outstanding													330,488,000	344,359,000	349,722,000
Basic (in dollars per share)	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 0.57		$ 0.49		$ 0.63	$ 0.58	$ 2.76	$ 2.28	$ 1.03
Diluted (in dollars per share)	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 0.57		$ 0.48		$ 0.63	$ 0.58	$ 2.75	$ 2.26	$ 1.01
Shares excluded from the diluted net earnings per share computation													18,300,000	22,800,000	15,000,000
Building and Improvements [Member]
Estimated useful life (years), minimum													15
Estimated useful life (years), maximum													39
Machinery and Equipment [Member]
Estimated useful life (years), minimum													3
Estimated useful life (years), maximum													7
Diagnostic Equipment [Member]
Estimated useful life (years), minimum													3
Estimated useful life (years), maximum													5
Velocimed LLC [Member]
Impairment of intangible assets													0	0	37,000,000
Advanced Neuromodulation Systems, Inc. [Member]
Impairment of intangible assets													$ 0	$ 0	$ 1,700,000

[1]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[2]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
[3]	Includes after-tax special charges of $44.5 million, which consist of the following: $22.3 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; $11.3 million of inventory obsolescence charges for discontinued products; $8.7 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized; and $2.2 million associated with contract terminations and other unrelated costs. The Company also recorded after-tax IPR&D charges of $3.7 million related to the Company's purchase of certain pre-development technology assets.
[4]	Includes after-tax special charges of $29.4 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; and $2.5 million associated with other unrelated costs. The Company also recorded an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired.

ACQUISITIONS AND MINORITY INVESTMENT (Details) (USD $)	Jan. 01, 2011	Jan. 03, 2009	Nov. 18, 2010 Minimum [Member] AGA Medical, Inc [Member]	Jul. 03, 2008 Minimum [Member] EP MedSystems, Inc [Member]	Dec. 19, 2008 Minimum [Member] Radi Medical Systems AB [Member]	Nov. 18, 2010 Maximum [Member] AGA Medical, Inc [Member]	Jul. 03, 2008 Maximum [Member] EP MedSystems, Inc [Member]	Dec. 19, 2008 Maximum [Member] Radi Medical Systems AB [Member]	Jul. 06, 2010 Lightlab [Member]	Jan. 01, 2011 Lightlab [Member]	Jan. 01, 2011 CardioMEMS [Member]	Nov. 18, 2010 AGA Medical, Inc [Member]	Jan. 01, 2011 AGA Medical, Inc [Member]	Jul. 03, 2008 EP MedSystems, Inc [Member]	Jan. 02, 2010 EP MedSystems, Inc [Member]	Dec. 19, 2008 Radi Medical Systems AB [Member]	Jan. 02, 2010 Radi Medical Systems AB [Member]	Apr. 30, 2010 MediGuide, Inc [Member]	Nov. 30, 2009 MediGuide, Inc [Member]	Dec. 22, 2008 MediGuide, Inc [Member]
Cash paid, net of cash acquired	$ 642,207,000	$ 448,044,000							$ 92,781,000			$ 549,426,000		$ 58,994,000		$ 248,946,000				$ 140,104,000
Business acquisition transaction costs									1,400,000			15,000,000
Outstanding shares acquired, price per share												$ 20.8
Current assets	112,360,000	29,862,000							15,424,000			96,936,000		8,506,000		21,224,000				132,000
Goodwill	921,222,000	289,147,000							40,543,000	40,543,000		880,679,000	880,679,000	69,719,000		219,428,000
Developed and core technology intangible assets									39,600,000			372,000,000		17,000,000		46,000,000
Other intangible assets	460,440,000	66,250,000							39,640,000			420,800,000		20,250,000		46,000,000
Deferred income taxes, net	17,278,000	17,213,000							4,240,000			13,038,000		17,213,000
Trademark intangible assets												48,800,000
Customer relationship intangible assets														3,300,000
Acquired IPR&D	134,270,000	306,202,000							14,270,000			120,000,000								306,202,000
Other long-term assets	47,226,000	8,138,000							2,219,000			45,007,000		1,101,000		6,629,000				408,000
Total assets acquired	1,692,796,000	716,812,000							116,336,000			1,576,460,000		116,789,000		293,281,000				306,742,000
Current liabilities	85,709,000	74,069,000							23,555,000			62,154,000		21,084,000		31,405,000				21,580,000
Deferred income taxes, net	195,477,000	12,930,000										195,477,000				12,930,000
Other long-term liabilities	235,756,000											235,756,000
Debt assumed that was paid-off at closing												197,000,000
Net assets acquired	1,175,854,000	629,813,000							92,781,000			1,083,073,000		95,705,000		248,946,000				285,162,000
Non-cash (SJM shares at fair value)	533,647,000	36,711,000										533,647,000		36,711,000
Future cash consideration		145,058,000																31,300,000	113,800,000	145,058,000
Common stock issued in connection with acquisition, Shares												13,600,000		900,000
Developed and core technology intangible assets, useful life, years			12	7	8	15	10	10	15
Customer relationship intangible assets, useful life, years				7			10
Goodwill allocation adjustment														3,300,000	3,261,000	3,300,000	3,265,000
Equity security investment											60,000,000
Equity security ownership interest											19.00%
Additional payment to acquire CardioMEMS, at our company's option											$ 375,000,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Carrying Amount of Goodwill by Reportable Segments) (Details) (USD $) In Thousands	12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009	Jan. 01, 2011 CRM/NMD [Member]	Jan. 02, 2010 CRM/NMD [Member]	Jan. 03, 2009 CRM/NMD [Member]	Jan. 01, 2011 CV/AF [Member]	Jan. 02, 2010 CV/AF [Member]	Jan. 03, 2009 CV/AF [Member]	Jan. 01, 2011 CV/AF [Member] Lightlab [Member]	Jan. 01, 2011 CV/AF [Member] AGA Medical, Inc [Member]	Jan. 02, 2010 CV/AF [Member] EP MedSystems, Inc [Member]	Jan. 02, 2010 CV/AF [Member] Radi Medical Systems AB [Member]	Jul. 03, 2008 EP MedSystems, Inc [Member]	Jan. 02, 2010 EP MedSystems, Inc [Member]	Dec. 19, 2008 Radi Medical Systems AB [Member]	Jan. 02, 2010 Radi Medical Systems AB [Member]	Jan. 01, 2011 AGA Medical, Inc [Member]	Nov. 18, 2010 AGA Medical, Inc [Member]	Jan. 01, 2011 Lightlab [Member]	Jul. 06, 2010 Lightlab [Member]
Balance	$ 2,955,602	$ 2,005,851	$ 1,984,566	$ 1,231,120	$ 1,218,329	$ 1,190,851	$ 1,724,482	$ 787,522	$ 793,715
Goodwill allocation adjustment												(3,261)	(3,265)	(3,300)	(3,261)	(3,300)	(3,265)
Goodwill	921,222		289,147							40,543	880,679			69,719		219,428		880,679	880,679	40,543	40,543
Foreign currency translation and other	$ 28,529	$ 27,811		$ 12,791	$ 27,478		$ 15,738	$ 333

GOODWILL AND OTHER INTANGIBLE ASSETS (Intangible Assets and Related Accumulated Amortization) (Details) (USD $)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Gross carrying amount	$ 1,124,902,000	$ 719,240,000
Accumulated amortization	320,912,000	263,098,000
Amortization expense of other intangible assets	63,300,000	58,500,000	53,400,000
Indefinite-lived intangible assets	183,070,000
Amortization expense, 2011	93,829,000
Amortization expense, 2012	91,431,000
Amortization expense, 2013	89,820,000
Amortization expense, 2014	86,865,000
Amortization expense, 2015	76,774,000
Amortization expense, after 2015	365,271,000
Purchased Technology and Patents [Member]
Gross carrying amount	910,035,000	506,893,000
Accumulated amortization	208,362,000	171,760,000
Customer Lists and Relationships [Member]
Gross carrying amount	184,327,000	182,368,000
Accumulated amortization	100,608,000	81,129,000
Trademarks and Tradenames [Member]
Gross carrying amount	24,370,000	24,286,000
Accumulated amortization	7,431,000	6,336,000
Indefinite-lived intangible assets	48,800,000
Licenses, Distribution Agreements and Other [Member]
Gross carrying amount	6,170,000	5,693,000
Accumulated amortization	4,511,000	3,873,000
Acquired In-Process Research and Development [Member]
Indefinite-lived intangible assets	134,270,000
Velocimed LLC [Member]
Impairment of intangible assets	0	0	37,000,000
Advanced Neuromodulation Systems, Inc. [Member]
Impairment of intangible assets	$ 0	$ 0	$ 1,700,000

DEBT (Summary) (Details) (USD $) In Thousands	Jan. 01, 2011	Jan. 02, 2010
Total debt	$ 2,511,603	$ 1,922,402
Less: current debt obligations	79,637	334,787
Long-term debt	2,431,966	1,587,615
Senior Notes Due Two Thousand Thirteen [Member]
Total debt	467,168
Senior Notes Due Two Thousand Fourteen [Member]
Total debt	699,248	699,036
Senior Notes Due Two Thousand Sixteen [Member]
Total debt	489,496
Senior Notes Due Two Thousand Nineteen [Member]
Total debt	494,563	493,927
One Point Five Eight Percent Yen Denominated Senior Note [Member]
Total debt	99,737
Two Point Zero Four Percent Yen Denominated Senior Note [Member]
Total debt	156,254
One Point Zero Two Percent Yen Denominated Senior Note [Member]
Total debt		226,787
Yen Denominated Term Loan [Member]
Total debt	79,637	70,652
Three Year Unsecured Term Loan [Member]
Total debt		432,000
Commercial Paper Borrowing [Member]
Total debt	$ 25,500

DEBT (Narrative) (Details)	0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended				1 Months Ended					12 Months Ended
	Dec. 01, 2010 USD ( $)	Mar. 10, 2010 USD ( $)	Mar. 31, 2010 USD ( $)	Jan. 01, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Jan. 02, 2010 USD ( $)	Mar. 10, 2010 Senior Notes Due Two Thousand Thirteen [Member] USD ( $)	Jan. 01, 2011 Senior Notes Due Two Thousand Thirteen [Member] USD ( $)	Jul. 28, 2009 Senior Notes Due Two Thousand Fourteen [Member] USD ( $)	Jan. 01, 2011 Senior Notes Due Two Thousand Fourteen [Member] USD ( $)	Jan. 02, 2010 Senior Notes Due Two Thousand Fourteen [Member] USD ( $)	Dec. 01, 2010 Senior Notes Due Two Thousand Sixteen [Member] USD ( $)	Jan. 01, 2011 Senior Notes Due Two Thousand Sixteen [Member] USD ( $)	Jul. 28, 2009 Senior Notes Due Two Thousand Nineteen [Member] USD ( $)	Jan. 01, 2011 Senior Notes Due Two Thousand Nineteen [Member] USD ( $)	Jan. 02, 2010 Senior Notes Due Two Thousand Nineteen [Member] USD ( $)	Apr. 28, 2010 One Point Five Eight Percent Yen Denominated Senior Note [Member] JPY ( ¥)	Jan. 01, 2011 One Point Five Eight Percent Yen Denominated Senior Note [Member] USD ( $)	Apr. 28, 2010 Two Point Zero Four Percent Yen Denominated Senior Note [Member] JPY ( ¥)	Jan. 01, 2011 Two Point Zero Four Percent Yen Denominated Senior Note [Member] USD ( $)	May 07, 2010 One Point Zero Two Percent Yen Denominated Senior Note [Member]	Jan. 02, 2010 One Point Zero Two Percent Yen Denominated Senior Note [Member] USD ( $)	Dec. 31, 2009 Yen Denominated Term Loan [Member] JPY ( ¥)	Dec. 31, 2008 Yen Denominated Term Loan [Member] JPY ( ¥)	Jan. 01, 2011 Yen Denominated Term Loan [Member] USD ( $)	Jan. 01, 2011 Yen Denominated Term Loan [Member] JPY ( ¥)	Jan. 02, 2010 Yen Denominated Term Loan [Member] USD ( $)	Jan. 01, 2011 Commercial Paper Borrowing [Member] USD ( $)	Jan. 01, 2011 Line of Credit [Member]	Dec. 31, 2010 Line of Credit [Member] USD ( $)
Total debt				$ 2,511,603,000		$ 1,922,402,000		$ 467,168,000		$ 699,248,000	$ 699,036,000		$ 489,496,000		$ 494,563,000	$ 493,927,000		$ 99,737,000		$ 156,254,000		$ 226,787,000			$ 79,637,000		$ 70,652,000	$ 25,500,000
Expected minimum principal payments in 2011				79,600,000
Expected minimum principal payments in 2013				450,000,000
Expected minimum principal payments in 2014				700,000,000
Expected minimum principal payments after year five				1,281,500,000
Issued principal amount							450,000,000		700,000,000			500,000,000		500,000,000			12,800,000,000		8,100,000,000					8,000,000,000
Debt instrument term, years							3		5			5		10			10		7					3					4
Debt instrument, stated percentage rate							2.20%		3.75%			2.50%		4.88%			2.04%		1.58%		1.02%
Debt instrument, effective percentage rate							2.23%		3.78%			2.54%		5.04%
Interest rate swap term, years	5	3	3
Notional amount interest rate swap designated as a fair value hedge	500,000,000	450,000,000	450,000,000
Fair value of interest rate swap				10,046,000									10,000,000
Proceeds from termination of interest rate swap		19,300,000
Net average interest rate		0.80%
Voluntary debt repayments																							1,500,000,000
Yen-denominated term loan due 2011																							6,500,000,000		79,600,000		70,700,000
Unused borrowing capacity																										1,500,000,000				1,500,000,000
Previous borrowing capacity					$ 1,000,000,000
Incremental interest rate % above LIBOR																								0.40%						0.88%
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper				270
Weighted average interest rate																												0.27%

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 01, 2011 USD ( $)	Jan. 02, 2010 USD ( $)	Jan. 03, 2009 USD ( $)	Feb. 28, 2011 USD ( $)	Jan. 01, 2011 CAD ( $)	Jan. 01, 2011 Silzone Product Liability Insurance Second To Last Layer [Member] USD ( $)	Jan. 01, 2011 Silzone Product Liability Insurance Final Layer [Member] USD ( $)	Mar. 31, 2010 British Columbia Class Action Matters [Member] USD ( $)	Jan. 01, 2011 British Columbia Class Action Matters [Member]	Apr. 30, 2010 Quebec Class Action Matters [Member] USD ( $)	Jan. 01, 2011 Ontario Class Action Matters [Member]
Minimum lease payments in 2011	$ 41,000,000
Minimum lease payments in 2012	34,300,000
Minimum lease payments in 2013	28,100,000
Minimum lease payments in 2014	21,700,000
Minimum lease payments in 2015	17,000,000
Minimum lease payments in years thereafter	8,400,000
Rent expense under operating leases	36,300,000	33,500,000	28,600,000
Legal settlement payments								2,100,000		5,700,000
Proceeds from legal settlements						50,000,000
Nontrade receivables, legal settlements	5,100,000			4,500,000
Number of outstanding class actions									1		2
Outstanding class actions	1,900,000,000				2,000,000,000
Silzone legal accrual	24,032,000	23,326,000
Silzone insurance receivable	12,799,000	42,538,000
Product liability insurance coverage						50,000,000
Remaining insurance coverage for Silzone claims							30,000,000
Number of derivative actions	2
Pretax legal settlement charges	$ 16,500,000

SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Jan. 20, 2011	Dec. 31, 2009	Sep. 30, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009	Oct. 21, 2010	Oct. 15, 2010	Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2008	Feb. 29, 2008
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized				25,000,000
Preferred stock, par value				$ 1
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Common stock, shares authorized				500,000,000
Common stock, par value				$ 0.1
Authorized share repurchase amount							$ 300,000,000	$ 600,000,000	$ 500,000,000	$ 500,000,000	$ 50,000,000	$ 250,000,000
Repurchases of common stock, shares	22,000,000	14,100,000	13,000,000	15,388,500	27,154,078	6,736,888
Repurchases of common stock, value	$ 900,000,000	$ 500,000,000	$ 500,000,000	$ 625,251,000	$ 1,000,000,000	$ 300,000,000
Average repurchase price per share	$ 40.87	$ 35.44	$ 38.32	$ 40.63	$ 36.83	$ 44.51

STOCK-BASED COMPENSATION (Stock Compensation Plans) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2011	Jan. 01, 2011 Employee Stock Purchase Plan [Member]	Jan. 02, 2010 Employee Stock Purchase Plan [Member]	Jan. 03, 2009 Employee Stock Purchase Plan [Member]	Jan. 01, 2011 Director [Member] Restricted Stock [Member]	Jan. 01, 2011 Restricted Stock [Member]
Stock option awards, contractual life, years	8
Stock option awards, vesting term, years	4				0.5	4
Shares available for option grants in lieu of restricted stock grants from 2007 Stock Plan	6,800,000
Common shares available for stock option grants	7,600,000
Shares available for restricted stock grants from 2007 Stock Plan	3,000,000
Shares available for option grants in lieu of restricted stock grants from 2000 Stock Plan	100,000
Shares available for restricted stock grants from 2000 Stock Plan	100,000
Reduction in the number of shares available for certain grants of restricted stock awards	2.25
Reduction in the number of shares available for certain grants	1
Shares available for option only grants	700,000
Unrecognized stock-based compensation expense	$ 160.2
Expected weighted-average period of compensation to be recognized, years	3
ESPP offering period, months	12
Employee share purchases, discount to market value, percentage	85.00%
Common stock purchased under stock plans		900,000	800,000	700,000
Available common stock for future purchases under the ESPP	2,600,000

STOCK-BASED COMPENSATION (Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Fair value of options granted	$ 11.79	$ 12.17	$ 9.99
Assumptions:
Black-Scholes model assumption, expected life (years)	4.8	4.7	4.2
Black-Scholes model assumption, risk-free interest rate	2.20%	2.30%	1.80%
Black-Scholes model assumption, volatility	31.70%	32.80%	37.30%
Black-Scholes model assumption, dividend yield	0.00%	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Assumptions:
Weighted average grant price of stock granted	$ 9.7	$ 10.49	$ 13.12
Restricted Units [Member]
Assumptions:
Weighted average grant price of stock granted	$ 37.08	$ 39.83	$ 40.52
Weighted average fair value of restricted stock units granted	$ 41.65

STOCK-BASED COMPENSATION (Stock Compensation Activity) (Details) (USD $)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Number of options outstanding	33,514,000	36,728,000
Number of options granted	4,087,000
Number of options canceled	(1,835,000)
Number of options exercised	(5,466,000)
Number of options vested and expected to vest	31,479,000
Number of options exercisable	20,575,000
Weighted average exercise price of options granted	$ 41.42
Weighted average exercise price of options outstanding	$ 38.13	$ 35.73
Weighted average exercise price of options canceled	$ 37.91
Weighted average exercise price of options exercised	$ 24.52
Weighted average exercise price of options vested and expected to vest	$ 38.14
Weighted average exercise price of options exercisable	$ 38.49
Weighted average remaining contractual term of options outstanding, years	4.9
Weighted average remaining contractual term of options vested and expected to vest, years	4.7
Weighted average remaining contractual term of options exercisable, years	3.7
Aggregate intrinsic value of options outstanding	$ 180,954,000
Aggregate intrinsic value of options vested and expected to vest	171,239,000
Aggregate intrinsic value of options exercisable	113,728,000
Total intrinsic value of options exercised	83,000,000	106,600,000	182,600,000
Total fair value of restricted stock vested		2,500,000	3,100,000
Restricted Stock [Member]
Restricted stock granted, weighted average grant price	$ 41.59
Restricted stock, unvested balance	845,000	8,000
Restricted stock granted	851,000
Restricted stock vested	(12,000)
Restricted stock canceled	(2,000)
Weighted average grant price, unvested balance	$ 41.63	$ 39.89
Weighted average grant price of stock vested	$ 37.19
Weighted average grant price of stock canceled	$ 40.81
Restricted Units [Member]
Weighted average grant price of stock granted	$ 37.08	$ 39.83	$ 40.52
Fair value of restricted stock units granted	35,000,000
Weighted average fair value of restricted stock units granted	$ 41.65
Total fair value of restricted stock vested	$ 500,000
Restricted stock units granted	800,000

PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES (IPRandD Charges) (Details) (USD $)	3 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended
	Oct. 02, 2010	Jan. 02, 2010	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009	Jan. 01, 2011 Minimum [Member] MediGuide, Inc [Member]	Jan. 01, 2011 Maximum [Member] MediGuide, Inc [Member]	Jan. 01, 2011 MediGuide, Inc [Member]	Jan. 03, 2009 MediGuide, Inc [Member]	Dec. 31, 2008 Additional Minority Investment [Member]	Jan. 03, 2009 Additional Minority Investment [Member]
Purchased in-process research and development charges	$ 12,200,000	$ 3,700,000	$ 12,244,000	$ 5,842,000	$ 319,354,000				$ 306,200,000	$ 11,600,000	$ 1,600,000
Research and development costs incurred to date								20,000,000
Research and development costs, expected costs to incur								$ 10,000,000
Expected months to bring the technology to commercial viability						12	18

PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT AND SPECIAL CHARGES (Special Charges) (Details) (USD $)	3 Months Ended			12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Oct. 03, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 01, 2011 Cost of Sales [Member]	Jan. 02, 2010 Cost of Sales [Member]	Jan. 03, 2009 Cost of Sales [Member]	Jan. 01, 2011 Employee Termination Costs [Member]	Jan. 02, 2010 Employee Termination Costs [Member]	Jan. 02, 2010 Inventory Charges [Member]	Jan. 02, 2010 Fixed Asset Charges [Member]	Jan. 01, 2011 Other Unrelated Costs [Member]	Jan. 02, 2010 Other Unrelated Costs [Member]	Jan. 03, 2009 Other Unrelated Costs [Member]	Jan. 02, 2010 Fixed Assets Diagnostic Equipment [Member]	Jan. 03, 2009 Velocimed LLC [Member]	Jan. 03, 2009 Cardiovascular Division [Member]	Jan. 03, 2009 ANS [Member]
Inventory write-down	$ 27,900,000	$ 17,700,000				$ 27,900,000		$ 3,000,000
Pretax legal settlement charges				16,500,000
Severance and benefit costs					71,100,000		6,600,000
Severance and benefit costs, number of employees impacted					725
Asset write-offs							3,500,000	43,500,000				6,100,000				5,900,000	37,000,000	5,800,000	1,700,000
Restructuring reserve period expense contract termination					1,800,000			10,700,000
Restructuring reserve period expense other unrelated costs		2,200,000	2,500,000					7,400,000						5,100,000	5,500,000
Balance	9,697,000	54,360,000		9,697,000	54,360,000				9,152,000	47,840,000			545,000	6,520,000
Special charges					107,744,000					71,158,000	17,735,000	11,982,000		6,869,000
Non-cash charges used					(29,717,000)						(17,735,000)	(11,982,000)
Cash payments				(43,389,000)	(22,909,000)				(37,532,000)	(22,560,000)			(5,857,000)	(349,000)
Foreign exchange rate impact				$ (1,274,000)	$ (758,000)				$ (1,156,000)	$ (758,000)			$ (118,000)

OTHER INCOME (EXPENSE), NET (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jan. 01, 2011	Oct. 03, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
OTHER INCOME (EXPENSE), NET
Interest income			$ 2,076	$ 2,057	$ 16,315
Interest expense			(67,372)	(45,603)	(72,554)
Other			(3,150)	(12,107)	(18,040)
Total other income (expense), net			(68,446)	(55,653)	(74,279)
Gain on sale of investments			4,929
Investment impairment charges	$ 5,200	$ 5,200	$ 5,222	$ 8,300	$ 12,902

INCOME TAXES (Additional Information) (Details) (USD $)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
INCOME TAXES
U.S.	$ 553,090,000	$ 559,868,000	$ 530,843,000
International	655,713,000	497,525,000	49,925,000
Earnings before income taxes	1,208,803,000	1,057,393,000	580,768,000
Current:
U.S. federal	263,743,000	212,721,000	198,179,000
U.S. state and other	14,498,000	23,292,000	26,863,000
International	56,755,000	58,212,000	53,070,000
Total current	334,996,000	294,225,000	278,112,000
Deferred	(33,629,000)	(14,058,000)	(50,362,000)
Income tax expense	301,367,000	280,167,000	227,750,000
Deferred income tax assets:
Net operating loss carryforwards	23,759,000	22,057,000
Tax credit carryforwards	66,437,000	59,623,000
Inventories	145,239,000	115,247,000
Stock-based compensation	68,854,000	56,837,000
Accrued liabilities and other	162,453,000	148,607,000
Deferred income tax assets	466,742,000	402,371,000
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(9,360,000)	(7,584,000)
Property, plant and equipment	(190,236,000)	(168,173,000)
Intangible assets	(381,050,000)	(194,268,000)
Deferred income tax liabilities	(580,646,000)	(370,025,000)
Net deferred income tax assets/(liabilities)	(113,904,000)	32,346,000
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	2.20%	1.60%	3.30%
International taxes at lower rates	(10.00%)	(6.40%)	(9.90%)
Tax benefits from domestic manufacturer's deduction	(1.10%)	(0.90%)	(1.70%)
Research and development credits	(2.40%)	(2.90%)	(6.00%)
Non-deductible IPR&D charges	0.40%		19.20%
Other	0.80%	0.10%	(0.70%)
Effective income tax rate	24.90%	26.50%	39.20%
Unrecognized tax benefits, balance at beginning of year	120,517,000	82,692,000
Increases related to current year tax positions	32,721,000	36,327,000
Increases related to prior year tax positions	19,029,000	5,303,000
Reductions related to prior year tax positions	(8,648,000)	(586,000)
Reductions related to settlements / payments		(50,000)
Expiration of the statute of limitations for the assessment of taxes	(715,000)	(3,169,000)
Unrecognized tax benefits, balance at end of year	$ 162,904,000	$ 120,517,000	$ 82,692,000

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Non-U.S. subsidiaries' undistributed earnings	$ 1,819,900,000
Unrecognized tax benefits	162,904,000	120,517,000	82,692,000
Accrued interest and penalties	33,800,000	28,300,000
Recognized interest and penalties, net of tax benefit	3,500,000	4,300,000	2,800,000
Federal [Member]
Net operating and capital loss carryforwards	78,700,000
Tax credit carryforwards	600,000
State [Member]
Net operating and capital loss carryforwards	22,600,000
Tax credit carryforwards	$ 91,600,000

RETIREMENT PLANS (DETAILS) (USD $) In Millions	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
RETIREMENT PLANS
Contributions under all defined contribution plans	$ 21.1	$ 22.2	$ 63.2
Deferred compensation liability classified as other liabilities	190	160
Accrued liabilities	$ 42	$ 30.2

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended		12 Months Ended
	Jan. 01, 2011	Oct. 03, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Assets
Money-market securities	$ 364,418,000		$ 364,418,000	$ 258,936,000
Trading marketable securities	190,438,000		190,438,000	160,285,000
Available-for-sale marketable securities	33,745,000		33,745,000	31,711,000
Total assets	588,601,000		588,601,000	450,932,000
Fair value of interest rate swap	10,046,000		10,046,000
Total liabilities	10,046,000		10,046,000
Business combination fair value of nonfinancial assets and liabilities	254,632,000		254,632,000
Cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts	135,900,000		135,900,000	134,000,000
Carrying value of cost method investments in equity securities	124,000,000		124,000,000	57,000,000
Investment impairment charges	5,200,000	5,200,000	5,222,000	8,300,000	12,902,000
Aggregate fair value fixed-rate senior notes	2,478,900,000		2,478,900,000
Aggregate carrying value fixed-rate senior notes	2,406,500,000		2,406,500,000
Aggregate carrying value other debt obligations	105,100,000		105,100,000
Fair Value, Inputs, Level 1 [Member]
Assets
Money-market securities	364,418,000		364,418,000	258,936,000
Trading marketable securities	190,438,000		190,438,000	160,285,000
Available-for-sale marketable securities	33,745,000		33,745,000	31,711,000
Total assets	588,601,000		588,601,000	450,932,000
Fair value of interest rate swap
Total liabilities
Business combination fair value of nonfinancial assets and liabilities
Fair Value, Inputs, Level 2 [Member]
Assets
Money-market securities
Trading marketable securities
Available-for-sale marketable securities
Total assets
Fair value of interest rate swap	10,046,000		10,046,000
Total liabilities	10,046,000		10,046,000
Business combination fair value of nonfinancial assets and liabilities	254,632,000		254,632,000
Fair Value, Inputs, Level 3 [Member]
Assets
Money-market securities
Trading marketable securities
Available-for-sale marketable securities
Total assets
Fair value of interest rate swap
Total liabilities
Business combination fair value of nonfinancial assets and liabilities
Carrying value of cost method investments in equity securities				$ 5,200,000	$ 13,500,000

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended
	Dec. 01, 2010	Mar. 10, 2010	Mar. 31, 2010	Nov. 30, 2008	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
DERIVATIVE FINANCIAL INSTRUMENTS
The net amount of gains (losses) recorded to other income (expense)					$ (200,000)	$ (6,700,000)	$ (7,500,000)
Fair value of interest rate swap					10,046,000
Notional amount interest rate swap designated as a fair value hedge	500,000,000	450,000,000	450,000,000
Interest rate swap term, years	5	3	3
Proceeds from termination of interest rate swap		19,300,000
Notional amount of interest rate swap contract designated as a cash flow hedge				400,000,000
Loss on settlement of the interest rate swap				$ (400,000)

SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Jan. 02, 2010	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Net sales	$ 1,350,401	$ 1,239,905	$ 1,312,769	$ 1,261,696	$ 1,203,462	$ 1,159,606	$ 1,184,412	$ 1,133,793	$ 5,164,771	$ 4,681,273	$ 4,363,251
Operating profit									1,277,249	1,113,046	655,047
Depreciation and amortization expense									244,015	213,465	202,428
Total assets	8,566,448				6,425,811				8,566,448	6,425,811	5,722,504
Foreign sales, total									2,509,737	2,213,082	2,043,606
Long-lived assets	1,323,931				1,153,086				1,323,931	1,153,086	980,176
Total international long-lived assets	357,995				276,624				357,995	276,624	204,971
Concentration of revenue in a geographic market									5.00%
CRM/NMD [Member]
Net sales									3,420,215	3,099,800	2,955,603
Operating profit									2,125,163	1,931,929	1,824,023
Depreciation and amortization expense									91,387	83,506	93,397
Total assets	2,150,359				2,124,534				2,150,359	2,124,534	2,018,478
CV/AF [Member]
Net sales									1,744,556	1,581,473	1,407,648
Operating profit									968,606	829,966	736,979
Depreciation and amortization expense									52,184	45,765	38,743
Total assets	3,097,190				1,294,009				3,097,190	1,294,009	1,267,290
Other Segment [Member]
Net sales
Operating profit									(1,816,520)	(1,648,849)	(1,905,955)
Depreciation and amortization expense									100,444	84,194	70,288
Total assets	3,318,899				3,007,268				3,318,899	3,007,268	2,436,736
Cardiac Rhythm Management [Member]
Net sales									3,039,953	2,769,034	2,701,463
Cardiovascular [Member]
Net sales									1,036,683	953,620	862,136
Atrial Fibrillation [Member]
Net sales									707,873	627,853	545,512
Neuromodulation [Member]
Net sales									380,262	330,766	254,140
United States [Member]
Net sales									2,655,034	2,468,191	2,319,645
Long-lived assets	965,936				876,462				965,936	876,462	775,205
Europe [Member]
Net sales									1,314,350	1,197,912	1,152,601
Long-lived assets	85,961				77,790				85,961	77,790	84,266
Japan [Member]
Net sales									552,737	480,897	387,648
Long-lived assets	25,583				18,756				25,583	18,756	16,001
Asia Pacific [Member]
Net sales									323,855	254,429	234,073
Long-lived assets	74,537				39,946				74,537	39,946	17,087
Other Countries [Member]
Net sales									318,795	279,844	269,284
Long-lived assets	$ 171,914				$ 140,132				$ 171,914	$ 140,132	$ 87,617

QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, except Per Share data	3 Months Ended												12 Months Ended
	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Jan. 02, 2010		Oct. 03, 2009		Jul. 04, 2009	Apr. 04, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
QUARTERLY FINANCIAL DATA
Net sales	$ 1,350,401		$ 1,239,905		$ 1,312,769	$ 1,261,696	$ 1,203,462		$ 1,159,606		$ 1,184,412	$ 1,133,793	$ 5,164,771	$ 4,681,273	$ 4,363,251
Gross profit	946,580	[1]	900,086		967,467	940,527	855,847	[2]	853,875	[3]	878,868	839,298	3,754,660	3,427,888	3,192,710
Net earnings	$ 206,444	[4]	$ 208,385	[5]	$ 254,038	$ 238,569	$ 189,650	[6]	$ 166,935	[7]	$ 219,370	$ 201,271	$ 907,436	$ 777,226	$ 353,018
Basic (in dollars per share)	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 0.57		$ 0.49		$ 0.63	$ 0.58	$ 2.76	$ 2.28	$ 1.03
Diluted (in dollars per share)	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 0.57		$ 0.48		$ 0.63	$ 0.58	$ 2.75	$ 2.26	$ 1.01

[1]	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
[2]	Includes pre-tax special charges of $0.5 million related to initiatives to streamline the Company's production activities; $17.7 million of inventory obsolescence charges for discontinued products; and $9.4 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized.
[3]	Includes pre-tax special charges of $6.1 million related to initiatives to streamline the Company's production activities.
[4]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[5]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
[6]	Includes after-tax special charges of $44.5 million, which consist of the following: $22.3 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; $11.3 million of inventory obsolescence charges for discontinued products; $8.7 million of accelerated depreciation charges and write-offs for assets that will no longer be utilized; and $2.2 million associated with contract terminations and other unrelated costs. The Company also recorded after-tax IPR&D charges of $3.7 million related to the Company's purchase of certain pre-development technology assets.
[7]	Includes after-tax special charges of $29.4 million related to initiatives to enhance the efficiency and effectiveness of the sales, marketing and customer service operations and to streamline the Company's production activities; and $2.5 million associated with other unrelated costs. The Company also recorded an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired.

QUARTERLY FINANCIAL DATA (Details) (Parenthetical) (USD $)	3 Months Ended				12 Months Ended
	Jan. 01, 2011	Oct. 02, 2010	Jan. 02, 2010	Oct. 03, 2009	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Purchased in-process research and development charges		$ 12,200,000	$ 3,700,000		$ 12,244,000	$ 5,842,000	$ 319,354,000
After-tax legal settlement charges	15,300,000
Income tax benefit	19,700,000
Pre-tax special charges to streamline production activities			500,000	6,100,000
After tax special charges to streamline production activities and increase the efficiency effectiveness of sales marketing customer service			22,300,000	29,400,000
Contract termination and other unrelated costs			2,200,000	2,500,000
Investment impairment charges	5,200,000			5,200,000	5,222,000	8,300,000	12,902,000
Inventory obsolescence charges	27,900,000		17,700,000
After-tax inventory obsolescence charges	17,400,000		11,300,000
Pre-tax accelerated depreciation charges			9,400,000
After-tax accelerated depreciation charges			8,700,000
Special charges, after tax			$ 44,500,000

SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended
Feb. 28, 2011
SUBSEQUENT EVENT
Authorized cash dividend per share	$ 0.21

VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011		Jan. 02, 2010		Jan. 03, 2009
VALUATION AND QUALIFYING ACCOUNTS
Allowance for doubtful accounts, balance at beginning of year	$ 34,947		$ 28,971		$ 26,652
Allowance for doubtful accounts, charged to expense	4,053		10,867		9,569
Allowance for doubtful accounts, charged to other expense	2,276	[1]	640	[1]
Allowance for doubtful accounts, write-offs	(5,922)	[2]	(5,531)	[2]	(6,275)	[2]
Valuation allowances and reserves, other deductions					(975)	[1]
Allowance for doubtful accounts, balance at end of year	35,354		34,947		28,971
Effects of changes in foreign currency translation	$ 2,276		$ 640		$ (975)

[1]	In 2010, 2009 and 2008 $2,276, $640, and $(975), respectively, of "other" represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries.